  TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------
  U.S. Fixed Income

Table of Contents                                               October 31, 1999

Letter To Shareholders......................................................   1

Management Discussions......................................................   2

Schedules of Investments:

  TCW Galileo Money Market Fund.............................................  10

  TCW Galileo Core Fixed Income Fund........................................  12

  TCW Galileo High Yield Bond Fund..........................................  20

  TCW Galileo Mortgage-Backed Securities Fund...............................  28

  TCW Galileo Total Return Mortgage-Backed Securities Fund..................  31

Statements of Assets and Liabilities........................................  34

Statements of Operations....................................................  35

Statements of Changes in Net Assets.........................................  36

Notes to Financial Statements...............................................  39

Financial Highlights........................................................  50

Independent Auditors' Report................................................  58

[LOGO] TCW GALILEO FUNDS INC.
THE POWER OF INDEPENDENT THINKING(TM)

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
To Our Shareholders

We are pleased to submit the October 31, 1999 Annual Reports for the TCW Gali-leo Funds. In this report we have incorporated a discussion and analysis of how each Fund's performance over the last year has compared to the benchmark as well as a graphical analysis of each Fund's performance since inception.

TCW is committed to providing you with superior professional investment manage-ment and distinctive personal service through the TCW Galileo Funds. On March 1, 1999, we created an additional class of shares (N class) on nine of our Gal-ileo Funds.

Now individuals can purchase our Select Equities Fund, Aggressive Growth Equi-ties Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, European Equities Fund, Core Fixed Income Fund, High Yield Bond Fund or Total Return Mortgage-Backed Securities Fund with a low initial investment of $2,000. The Galileo Mutual Funds continue to provide our clients with targeted invest-ment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

Please call our Shareholder Services Department at (800) FUND-TCW [(800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board

December 6, 1999

  TCW Galileo Core Fixed Income Fund

--------------------------------------------------------------------------------
Management Discussions


For the year ended October 31, 1999, the TCW Galileo Core Fixed Income Fund (the "Fund") returned 0.69% on its Institutional ("I") Class shares versus 0.53% for the Lehman Brothers Aggregate Bond Index. For the Advisory ("N") Class shares, the performance for the period March 1, 1999 (Commencement of offering Advisory Class shares) through October 31, 1999 was 0.17% versus the benchmark return of 0.72%. The performance of the Fund's two classes varies because of timing and differing expenses.

Interest rates moved steadily higher during the year, continuing the relentless move upward that began in October of last year. The yield on 10-year U.S. Treasuries has risen 130 basis points so far this year, sufficient to make the first three quarters of 1999 the second worst period in terms of the total return of the Lehman Aggregate Bond Index since the inception of that index.

During the third quarter, the interest rate rise was caused in part by a technical supply bulge in the corporate bond market relating to Y2K fears, particularly when set against a still fundamentally bearish economic background. Robust economic growth and a tight labor market both remain firmly in tact, continuing to suggest the potential for increased inflation. As a preemptive strike, the Federal Reserve Board increased two key interest rates 25 basis points in late August which negatively impacted the bond market. Financial markets focused particularly on the tone of the Federal Reserve's directive rather than the move itself, in an attempt to discern the likelihood of still further rate hikes. The Federal Reserve Board's indication that they had adopted a neutral stance eased market tensions briefly, but when fears of an overheated economy and rising rates of inflation returned, the bond market sell-off resumed.

Spread volatility this year has been extremely high. By early August, spreads in most fixed income bond sectors had widened to the same levels seen during last year's global financial crisis. In addition, correlations among the various spread products have been very high; mortgages, corporates, and agency debentures have all widened and tightened in tandem. One of the reasons that general spread levels and correlations have increased is that Treasury securities have become increasingly scarce. The budget surpluses of 1998-1999 have been the first back-to-back budget surpluses in 42 years. These surpluses reduce the amount of outstanding Treasuries and, on the margin, make Treasury securities expensive relative to competing spread products. Diminishing Treasury supply has had a significant (though widely ignored) impact on the composition of the Lehman Brothers Aggregate Index, down from 45% at the end of 1996. Over the same period of time mortgages rose to 34% from 30% and corporates grew to 20% from 18% of the total index.

Other conditions in the marketplace also contributed to the widening of spreads. A large volume of new issues in the corporate sector, fueled in part by Y2K concerns, overwhelmed the market's demand for product and put pressure on all fixed income securities. The market's equilibrium was thrown further off balance when the underwriters and issuers of corporate bonds sold fixed rate interest rate swaps to hedge their market exposure. This hedging activity caused spreads on swaps to widen to historic levels which in turn led to wider yield spreads on other fixed income products. Securities dealers further contributed to the market's woes by maintaining lower levels of bond inventories, a defensive business practice which led to fewer trades, made price levels more difficult to gauge and ultimately widened bid-ask spreads in almost all types of bonds. Thin trading volume also led to exaggerated market movements and kept volatility high.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------

       TCW Galileo Core Fixed Income Fund - I Class

             [PERFORMANCE GRAPH APPEARS HERE]

           Average Annualized Total Return /(1)/

1-Year     3-Year     5-Year     Since Inception
------     ------     ------     ---------------
0.69%      5.98%      7.17%      6.95%

Initial Value: $250,000

                                      SALOMON       LEHMAN
                                       BROAD       AGGREGATE
YEAR        MONTH         FUND         INDEX         INDEX
----        -----         ----        -------      ---------
1990        JAN        246,935.00    247,151.40    247,029.20
            FEB        247,263.42    247,595.03    247,828.55
            MAR        248,079.39    248,100.93    248,011.08
            APR        246,298.18    245,906.11    245,738.92
            MAY        252,635.44    252,910.87    253,014.85
            JUN        256,013.17    257,043.68    257,074.52
            JUL        260,053.06    260,701.72    260,630.66
            AUG        256,854.41    257,316.09    257,150.05
            SEP        258,403.24    259,557.61    259,277.44
            OCT        260,677.19    262,818.72    262,569.23
            NOV        265,645.69    268,445.88    268,221.30
            DEC        269,561.31    272,718.78    272,400.55
1991        JAN        272,663.96    276,018.80    275,767.88
            FEB        274,439.00    277,832.26    278,121.85
            MAR        276,115.83    279,894.77    280,035.25
            APR        278,923.92    283,272.63    283,068.98
            MAY        280,636.52    284,883.72    284,724.32
            JUN        280,257.66    284,922.64    284,579.56
            JUL        284,083.18    288,923.13    288,525.93
            AUG        290,244.94    294,993.93    294,769.64
            SEP        296,688.38    301,158.12    300,742.70
            OCT        299,076.72    304,240.22    304,091.14
            NOV        301,789.34    307,112.17    306,879.41
            DEC        312,952.53    316,303.98    315,993.20
1992        JAN        306,834.31    312,256.78    311,695.69
            FEB        308,420.64    314,288.16    313,722.39
            MAR        306,637.97    312,638.16    311,953.75
            APR        307,790.93    315,019.77    314,207.03
            MAY        314,149.89    320,779.24    320,136.06
            JUN        319,257.97    325,340.12    324,541.92
            JUL        327,070.21    331,768.94    331,163.30
            AUG        329,588.65    335,450.33    334,518.05
            SEP        332,426.41    339,357.43    338,483.32
            OCT        328,061.65    334,936.65    333,995.64
            NOV        328,632.48    335,068.96    334,071.17
            DEC        333,598.12    340,275.83    339,383.38
1993        JAN        339,999.86    347,163.85    345,891.46
            FEB        346,456.46    353,063.42    351,946.37
            MAR        349,065.28    354,456.59    353,412.89
            APR        350,629.09    357,258.49    355,873.88
            MAY        348,707.64    357,484.20    356,327.05
            JUN        356,522.18    364,271.04    362,784.79
            JUL        358,814.62    366,356.90    364,836.66
            AUG        367,494.34    372,630.06    371,231.45
            SEP        369,096.62    373,883.13    372,251.09
            OCT        370,259.27    375,058.37    373,642.08
            NOV        366,401.17    371,921.80    370,463.57
            DEC        369,116.21    374,015.44    372,471.38
1994        JAN        372,884.88    379,066.65    377,500.36
            FEB        363,749.20    372,770.15    370,941.92
            MAR        352,345.66    363,523.86    361,796.61
            APR        345,175.43    360,784.22    358,907.63
            MAY        343,587.62    360,753.09    358,857.28
            JUN        343,116.91    359,982.57    358,064.22
            JUL        349,811.12    366,800.54    365,176.54
            AUG        349,905.57    367,213.04    365,629.71
            SEP        343,526.79    361,920.55    360,248.27
            OCT        342,379.41    361,570.31    259,927.27
            NOV        340,848,97    360,612.99    359,127.92
            DEC        340,589.93    363,368.20    361,607.79
1995        JAN        346,052.99    370,886.65    368,764.17
            FEB        353,500.05    379,549.20    377,531.83
            MAR        355,073.13    381,751.81    379,848.05
            APR        359,028.64    386,966.47    385,153.97
            MAY        374,319.67    402,314.69    400,058.36
            JUN        376,112.66    405,132.16    402,991.40
            JUL        373,513.72    404,314.93    402,091.35
            AUG        380,543.25    408,953.64    406,944.09
            SEP        384,371.52    412,790.70    410,903.07
            OCT        390,037.15    418,308.89    416,246.75
            NOV        395,720.00    424,823.32    422,484.19
            DEC        402,162.32    430,691.76    428,413.21
1996        JAN        403,187.83    433,625.98    431,258.14
            FEB        393,922.57    426,255.41    423,761.88
            MAR        389,991.23    423,165.53    420,816.25
            APR        387,705.88    420,052.30    418,449.68
            MAY        386,662.95    419,818.81    417,599.98
            JUN        390,231.85    425,243.61    423,208.01
            JUL        391,706.93    426,395.50    424,366.12
            AUG        391,072.36    425,780.64    423,654.89
            SEP        397,251.30    433,190.12    431,037.85
            OCT        406,670.13    442,934.53    440,585.97
            NOV        413,123.99    450,242.83    448,132.58
            DEC        410,310.61    446,273.47    443,965.90
1997        JAN        411,615.40    448,013.93    445,342.19
            FEB        412,710.30    448,506.75    446,455.55
            MAR        407,654.60    443,976.83    441,499.89
            APR        413,174.24    450,325.70    448,122.39
            MAY        417,500.17    454,558.76    452,379.55
            JUN        422,405.80    459,968.01    457,762.87
            JUL        433,616.45    472,433.14    470,122.47
            AUG        428,772.95    468,370.22    466,126.43
            SEP        435,346.04    475,255.26    472,978.48
            OCT        441,049.08    482,098.94    479,836.67
            NOV        442,195.80    484,364.80    482,043.92
            DEC        446,860.97    489,305.32    486,912.56
1998        JAN        452,419.92    495,617.36    493,145.05
            FEB        451,953.93    495,270.43    492,750.53
            MAR        452,889.47    497,201.98    494,425.88
            APR        455,710.97    499,787.43    496,996.90
            MAY        459,967.31    504,585.39    501,718.37
            JUN        464,005.83    508,722.99    505,982.97
            JUL        464,720.40    509,791.31    507,045.54
            AUG        472,634.59    517,591.12    515,310.38
            SEP        485,400.45    529,806.27    527,368.64
            OCT        480,823.12    527,422.14    524,573.59
            NOV        483,861.92    530,333.51    527,563.66
            DEC        487,277.99    531,982.85    529,146.35
1999        JAN        489,728.99    535,914.20    532,903.29
            FEB        481,359.53    526,519.62    523,577.48
            MAR        485,807.29    529,531.32    526,457.16
            APR        487,046.10    531,289.36    528,141.82
            MAY        482,312.01    526,422.75    523,546.99
            JUN        480,561.22    524,606.59    521,871.63
            JUL        480,561.22    522,529.15    519,627.59
            AUG        479,547.23    522,147.70    519,367.77
            SEP        484,122.11    528,397.81    525,392.44
            OCT        484,122.11    529,998.86    527,336.39

      TCW Galileo Core Fixed Income Fund - N Class

            [PERFORMANCE GRAPH APPEARS HERE]

Total Return /(2)/
 Since Inception
     0.72%

VALUE: $2,000

                                      SALOMON       LEHMAN
                                       BROAD       AGGREGATE
YEAR        MONTH         FUND         INDEX         INDEX
----        -----         ----        -------      ---------
1999        MAR        2,020.54      2,011.44      2,011.00
            APR        2,020.54      2,018.12      2,017.44
            MAY        1,995.89      1,999.63      1,993.88
            JUN        1,988.70      1,992.73      1,993.48
            JUL        1,988.70      1,984.84      1,984.91
            AUG        1,984.55      1,983.39      1,983.92
            SEP        2,003.30      2,007.13      2,006.93
            OCT        2,003.30      2,013.22      2,014.36


(1) Performance data includes the performance of the predecessor limited part-nership for periods before the Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not sub-ject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the lim-ited partnership's performance may have been lower.
(2) For the period March 1, 1999 (Commencement of offering of the Advisory Class shares) through October 31, 1999.

  TCW Galileo High Yield Bond Fund

--------------------------------------------------------------------------------
Management Discussions (Continued)


The TCW Galileo High Yield Bond Fund (the "Fund") returned 4.60% for the year ended October 31, 1999 for its Institutional ("I") Class shares. The conservatively structured Galileo High Yield Bond Fund outperformed its bench-mark, the Salomon Brothers High Yield Cash Pay Index, which returned 2.79% dur-ing this period. For the Advisory ("N") Class shares, the performance for the period March 1, 1999 (Commencement of offering Advisory Class shares) through October 31, 1999 was negative 0.24% versus the benchmark return of negative 1.82%. The performance of the Fund's two classes varies because of timing and differing expenses.

The Fund is widely diversified consisting of 140 separate issuers within 31 separate industry groups. In the most recent fiscal year, the Fund benefited from its concentration in the upper-tier of the high yield market as double-B rated securities significantly outperformed lower rated securities during a pe-riod of financial market volatility. The Fund's overweighting in the telecommu-nications and automotive sectors enhanced performance in the latest year. Fur-thermore, the Fund's underweighting in the healthcare and textiles sectors pos-itively impacted performance during the period.

The Fund seeks to preserve principal while simultaneously providing a high level of current income by investing in a well-diversified, upper-tier portfo-lio of high yield bonds. The Fund emphasizes investments in companies that have good prospects for improved operating results and debt ratings.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------

   TCW Galileo High Yield Bond Fund - I Class

        [PERFORMANCE GRAPH APPEARS HERE]

      Average Annualized Total Return /(1)/

1-Year     3-Year     5-Year     Since Inception
------     ------     ------     ---------------
4.60%      6.22%      8.60%            9.67%

INITIAL VALUE: $250,000

YEAR        MONTH         FUND         INDEX
----        -----         ----         -----
1989        FEB        251,707.50    251,075.00
            MAR        250,796.32    251,100.11
            APR        251,611.41    252,832.70
            MAY        256,107.70    257,130.85
            JUN        260,948.14    260,859.25
            JULY       262,612.99    262,033.12
            AUG        264,461.78    261,011.19
            SEP        262,184.77    256,782.81
            OCT        259,214.21    250,979.52
            NOV        259,971.12    251,908.14
            DEC        260,470.26    252,462.34
1990        JAN        257,763.98    244,812.73
            FEB        255,075.50    242,119.79
            MAR        258,307.31    244,686.26
            APR        261,275.26    243,438.36
            MAY        266,626.17    249,840.79
            JUN        271,500.10    254,487.83
            JULY       276,264.93    258,890.47
            AUG        269,178.73    248,871.41
            SEP        257,063.00    236,104.30
            OCT        249,698.14    227,746.21
            NOV        254,005.44    232,346.68
            DEC        256,525.17    234,693.38
1991        JAN        260,644.96    238,072.97
            FEB        276,205.47    254,261.93
            MAR        287,154.25    266,847.90
            APR        297,913.92    276,828.01
            MAY        300,252.55    278,572.02
            JUN        306,533.83    284,310.61
            JULY       313,038.48    291,702.68
            AUG        317,364.67    298,178.48
            SEP        321,741.13    300,176.28
            OCT        330,424.92    308,371.09
            NOV        333,891.08    311,238.94
            DEC        335,981.24    315,036.06
1992        JAN        348,022.80    324,109.10
            FEB        352,557.54    333,670.32
            MAR        356,929.26    338,408.43
            APR        357,671.67    341,318.75
            MAY        362,507.39    347,974.46
            JUN        365,218.94    352,463.33
            JULY       371,705.23    358,842.92
            AUG        375,898.07    363,723.18
            SEP        380,352.46    367,360.41
            OCT        375,103.60    363,099.03
            NOV        382,909.50    368,436.59
            DEC        388,078.78    372,857.83
1993        JAN        397,765.23    381,694.56
            FEB        405,672.80    389,175.77
            MAR        410,901.92    395,480.42
            APR        413,055.05    398,486.07
            MAY        418,259.54    403,865.63
            JUN        425,595.81    412,993.00
            JULY       428,289.83    417,081.63
            AUG        429,608.97    421,836.36
            SEP        430,163.16    423,017.50
            OCT        438,960.00    430,927.93
            NOV        442,199.52    432,910.19
            DEC        448,155.95    437,585.63
1994        JAN        457,396.93    446,731.16
            FEB        456,559.89    444,676.20
            MAR        438,968.64    428,667.86
            APR        434,780.88    424,295.45
            MAY        438,111.30    425,059.18
            JUN        440,564.72    425,781.78
            JULY       440,978.85    430,380.22
            AUG        443,898.13    433,177.69
            SEP        445,855.72    432,441.29
            OCT        446,631.51    432,916.98
            NOV        443,406.83    429,020.72
            DEC        446,612.67    433,997.36
1995        JAN        452,883.11    440,594.12
            FEB        466,120.88    454,781.25
            MAR        469,015.49    459,510.98
            APR        478,480.22    469,712.12
            MAY        488,011.55    483,662.57
            JUN        489,529.27    478,241.68
            JULY       498,051.97    492,650.06
            AUG        500,103.94    496,049.34
            SEP        506,310.23    501,753.91
            OCT        512,046.73    505,517.07
            NOV        513,096.42    509,965.62
            DEC        517,868.22    517,462.11
1996        JAN        527,490.21    524,861.82
            FEB        529,916.67    527,591.10
            MAR        526,177.17    525,427.98
            APR        530,494.46    525,112.72
            MAY        533,799.44    528,158.37
            JUN        536,575.20    532,647.72
            JUL        541,747.78    536,695.84
            AUG        549,207.65    541,204.09
            SEP        560,131.39    552,785.86
            OCT        562,842.43    558,921.78
            NOV        571,341.35    569,317.72
            DEC        579,785.77    573,587.61
1997        JAN        584,760.33    578,004.23
            FEB        594,929.32    587,194.50
            MAR        587,950.80    582,496.94
            APR        592,289.87    587,389.92
            MAY        607,049.74    598,550.33
            JUN        612,209.66    608,127.13
            JUL        625,494.61    621,505.93
            AUG        625,932.45    622,313.88
            SEP        636,322.93    632,021.98
            OCT        637,404.68    637,394.17
            NOV        643,523.77    642,365.84
            DEC        650,988.64    648,853.74
1998        JAN        662,511.14    658,839.60
            FEB        666,287.45    664,110.31
            MAR        670,744.92    670,518.98
            APR        671,912.01    674,414.69
            MAY        673,591.79    678,535.37
            JUN        677,310.02    681,548.06
            JUL        680,019.26    685,937.23
            AUG        651,934.47    648,251.84
            SEP        658,127.84    653,437.86
            OCT        644,899.47    645,688.08
            NOV        666,452.01    673,904.65
            DEC        665,745.57    673,419.44
1999        JAN        676,583.91    682,072.88
            FEB        676,049.41    676,009.25
            MAR        685,588.47    680,207.27
            APR        694,466.84    691,736.78
            MAY        683,709.55    682,903.31
            JUN        684,625.72    680,820.45
            JUL        685,734.81    682,141.24
            AUG        677,917.44    674,016.94
            SEP        673,416.06    699,103.36
            OCT        674,547.40    663,697.00


  TCW Galileo High Yield Bond Fund - N Class

       [PERFORMANCE GRAPH APPEARS HERE]

Total Return /(2)/
 Since Inception
       0.24%

VALUE: $2,000

YEAR        MONTH        FUND         INDEX
----        -----        ----         -----
1999        MAR        2,027.68      2,012.42
            APR        2,053.78      2,046.53
            MAY        2,024.30      2,020.40
            JUN        2,024.85      2,014.23
            JUL        2,028.11      2,018.14
            AUG        2,005.13      1,994.11
            SEP        1,991.12      1,979.57
            OCT        1,995.25      1,963.57

(/1/) Performance data includes the performance of the predecessor limited partnership for periods before the Fund's registration became effective. The predecessor limited partnership was not registered under the Invest-ment Company Act of 1940, as amended ("1940 Act"), and, therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

(/2/) For the period March 1, 1999 (Commencement of offering of the Advisory
      Class shares) through October 31, 1999.

  TCW Galileo Mortgage-Backed Securities Fund

--------------------------------------------------------------------------------
Management Discussions (Continued)

The TCW Galileo Mortgage-Backed Securities Fund (the "Fund") achieved returns of 5.36% for the year ended October 31, 1999, outperforming the Salomon Broth-ers 1-Year Treasury Index return of 4.15%. Interest rates moved steadily higher over the past year for numerous reasons including Y2K concerns, a heavy new is-sue calendar, and the weakening dollar and inflation worries. As a preemptive strike, the Federal Reserve Board increased rates in late June and then again in late August. The mortgage sector was a top performing, high grade fixed in-come asset class over the past 12 months in spite of extremely high spread vol-atility. Mortgage spreads widened along with spreads in swaps and corporate bonds until early August, when the yield on the current coupon mortgage reached 185 basis points over the yield on the 10-year Treasury, before tightening slightly. Some of this spread volatility was due to the large volume of new is-sues in the corporate sector, which put pressure on all fixed income securi-ties, including mortgages. Bid-ask spreads on bonds also widened and thin trad-ing volume led to exaggerated market movements, which kept volatility high and drove yield spreads wider.

The recent decision of the Federal Reserve to accept mortgage pass-throughs as collateral in repurchase transactions provided a catalyst to the performance of the mortgage sector. Improving supply and prepayment trends will also play a positive role in mortgage performance going forward. Nonetheless, we expect the performance of the mortgage sector to remain choppy over the next several weeks due to lingering Y2K concerns, a weakening dollar and inflation worries. The mortgage sector is fundamentally sound however, and mortgages are still cheap relative to historical valuations. Today's relatively higher yield levels com-bined with our continued focus on security structure also foster our positive outlook on the mortgage sector and the performance of your account.

Liquidity constraints typically emerge in the fourth quarter of every year. This year we are forecasting even more constraints than usual due to Y2K con-cerns and defensive positioning by many investors. For these reasons, we are asking our clients to consider their year end cash requirements now so that we can be notified of any withdrawals or liquidations at the earliest possible date. We believe execution costs and market inefficiencies have the potential to increase significantly as the year-end approaches and strongly discourage last minute sales.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------

  TCW Galileo Mortgage Backed Securities Fund

        [PERFORMANCE GRAPH APPEARS HERE]

Average Annualized Total Return /(1)/

1-Year     3-Year     5-Year     Since Inception
------     ------     ------     ---------------
 5.36%      5.60%      6.88%          6.63%

INITIAL VALUE:  $250,000

YEAR       MONTH         FUND            INDEX
----       -----         ----            -----
1990        FEB       251,500.00       251,508.85
            MAR       253,512.00       252,792.77
            APR       255,793.61       254,076.70
            MAY       257,584.16       256,625.81
            JUN       259,902.42       258,781.30
            JUL       261,721.74       261,236.69
            AUG       263,553.79       262,717.42
            SEP       265,398.67       264,535.54
            OCT       267,521.86       266,944.07
            NOV       269,929.55       268,696.58
            DEC       272,358.92       271,386.26
1991        JAN       274,810.15       273,644.85
            FEB       277,008.63       275,219.30
            MAR       279,224.70       277,206.10
            APR       281,179.27       279,221.02
            MAY       283,147.53       280,458.09
            JUN       285,412.71       281,610.81
            JUL       287,981.42       283,485.16
            AUG       290,861.24       286,043.63
            SEP       294,060.71       288,030.44
            OCT       297,001.32       290,251.54
            NOV       299,080.33       292,528.86
            DEC       302,669.29       295,134.20
1992        JAN       304,182.64       295,893.31
            FEB       306,311.91       296,699.28
            MAR       307,537.16       297,355.30
            APR       309,074.85       299,117.18
            MAY       310,929.30       300,569.80
            JUN       313,416.73       302,069.28
            JUL       314,983.81       304,281.00
            AUG       316,873.72       305,808.59
            SEP       318,774.96       307,776.65
            OCT       319,093.73       307,467.39
            NOV       320,689.20       307,645.45
            DEC       322,613.34       309,360.47
1993        JAN       324,000.58       310,991.15
            FEB       324,713.38       312,078.27
            MAR       327,311.08       313,043.56
            APR       329,589.17       314,149.42
            MAY       329,589.17       314,149.42
            JUN       331,813.90       315,602.04
            JUL       330,572.91       316,445.49
            AUG       332,982.79       317,879.37
            SEP       334,820.85       318,797.80
            OCT       335,661.25       319,500.67
            NOV       335,493.42       320,091.09
            DEC       337,355.41       321,206.33
1994        JAN       338,212.29       322,518.37
            FEB       338,039.81       322,190.36
            MAR       336,829.62       322,180.99
            APR       333,188.50       321,909.21
            MAY       332,665.39       322,537.11
            JUN       332,841.70       323,661.72
            JUL       335,833.95       325,695.38
            AUG       336,451.88       326,791.87
            SEP       334,234.67       327,326.06
            OCT       335,304.22       328,656.85
            NOV       333,698.11       328,469.41
            DEC       335,867.15       329,650.25
1995        JAN       340,041.98       332,958.46
            FEB       343,507.00       335,882.44
            MAR       347,172.22       337,859.87
            APR       350,126.66       340,184.06
            MAY       355,336.54       343,220.50
            JUN       358,708.69       345,216.67
            JUL       360,975.73       346,912.96
            AUG       363,253.48       348,599.87
            SEP       366,686.23       350,136.83
            OCT       369,370.37       352,095.52
            NOV       371,682.63       354,222.90
            DEC       374,749.01       356,312.79
1996        JAN       377,286.06       358,608.86
            FEB       379,051.76       359,030.59
            MAR       380,435.30       360,164.57
            APR       382,223.35       361,401.63
            MAY       384,619.89       362,882.37
            JUN       386,604.53       364,887.91
            JUL       389,016.94       366,293.67
            AUG       390,635.25       368,064.93
            SEP       393,479.07       370,539.06
            OCT       397,158.10       373,350.58
            NOV       398,802.34       375,262.41
            DEC       400,872.12       376,536.96
1997        JAN       402,948.64       378,419.65
            FEB       405,035.91       379,781.96
            MAR       406,295.57       380,807.37
            APR       409,245.28       383,130.29
            MAY       412,633.83       385,544.01
            JUN       414,763.02       387,818.72
            JUL       419,043.38       390,611.02
            AUG       419,474.99       391,978.16
            SEP       422,071.54       394,094.84
            OCT       423,810.48       396,301.77
            NOV       425,556.57       397,649.20
            DEC       428,190.77       399,518.15
1998        JAN       429,406.83       402,154.97
            FEB       430,184.06       403,240.79
            MAR       432,747.96       405,256,99
            APR       434,877.08       407,121.17
            MAY       436,116.47       408,912.51
            JUN       438,266.53       410,875.29
            JUL       438,836.28       412,888.57
            AUG       441,574.61       416,191.68
            SEP       444,325.62       419,479.60
            OCT       443,863.53       421,702.84
            NOV       443,863.53       421,757.66
            DEC       445,718.87       423,077.76
1999        JAN       448,981.54       424,706.61
            FEB       450,386.85       425,173.79
            MAR       454,143.08       427,805.61
            APR       455,083.15       429,371.38
            MAY       457,449.58       430,569.33
            JUN       458,638.95       432,610.23
            JUL       460,546.89       434,513.71
            AUG       462,588.03       435,795.53
            SEP       465,604.11       438,035.52
            OCT       467,666.73       439,187.55

(1) Performance data includes the performance of the predecessor limited part-nership for periods before the Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore was not sub-ject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the lim-ited partnership's performance may have been lower.

  TCW Galileo Total Return Mortgage-Backed Securities Fund
-------------------------------------------------------------------------
Management Discussions (continued)


The TCW Galileo Total Return Mortgage-Backed Securities Fund (the "Fund") achieved returns of 0.20% for the year ended October 31, 1999, underperforming the Lehman Brothers Mortgage Index return of 2.99% for its institutional ("I") class shares. For the Advisory ("N") Class shares, the performance for the period March 1, 1999 (Commencement of offering Advisory Class shares ) through October 31, 1999 was negative 0.69% versus the benchmark return of positive 1.73%. The performance of the Fund's two classes varies because of timing and differing expenses.

Interest rates moved steadily higher over the past year for numerous reasons including Y2K concerns, a heavy new issue calendar, and the weakening dollar and inflation worries. As a preemptive strike, the Federal Reserve Board increased rates in late June and then again in late August. The mortgage sector was a top performing high grade, fixed income asset class over the past year in spite of extremely high spread volatility. Mortgage spreads widened along with spreads in swaps and corporate bonds until early August, when the yield on the current coupon mortgage reached 185 basis points over the yield on the 10-year Treasury, before tightening slightly. Some of this spread volatility was due to the large volume of new issues in the corporate sector, which put pressure on all fixed income securities, including mortgages. Bid-ask spreads on bonds also widened and thin trading volume led to exaggerated market movements, which kept volatility high and drove yield spreads wider.

The recent decision of the Federal Reserve to accept mortgage pass-throughs as collateral in repurchase transactions provided a catalyst to the performance of the mortgage sector. Improving supply and prepayment trends will also play a positive role in mortgage performance going forward. Nonetheless, we expect the performance of the mortgage sector to remain choppy over the next several weeks due to lingering Y2K concerns, a weakening dollar and inflation worries. The mortgage sector is fundamentally sound however, and mortgages are still cheap relative to historical valuations. Today's relatively higher yield levels combined with our continued focus on security structure also foster our positive outlook on the mortgage sector and the performance of your account.

Liquidity constraints typically emerge in the fourth quarter of every year. This year we are forecasting even more constraints than usual due to Y2K concerns and defensive positioning by many investors. For these reasons, we are asking our clients to consider their year-end cash requirements now so that we can be notified of any withdrawals or liquidations at the earliest possible date. We believe execution costs and market inefficiencies have the potential to increase significantly as the year-end approaches and strongly discourage last minute sales.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------

TCW Galileo Total Return Mortgage Backed Securities Fund - I Class

                [PERFORMANCE GRAPH APPEARS HERE]

                Average Annualized Total Return

1-Year      3-Year       5-Year       Since Inception
------      ------       ------       ---------------
 0.20%       6.58%        6.88%            7.59%

INITIAL VALUE: $250,000

YEAR          MONTH             FUND             INDEX
----          -----             ----             -----
1993        JUN 18-30        250,000.00       250,900.00
            JUL              250,250.00       251,901.63
            AUG              253,510.76       253,088.44
            SEP              256,154.87       253,307.28
            OCT              257,294.76       254,039.56
            NOV              257,168.69       253,542.96
            DEC              258,768.28       255,596.72
1994        JAN              260,822.90       258,130.26
            FEB              261,469.74       256,329.01
            MAR              254,329.00       249,654.27
            APR              243,754.00       247,815.15
            MAY              244,409.70       248,795.73
            JUN              242,163.57       248,257.04
            JUL              246,282.78       253,227.32
            AUG              247,753.08       254,026.94
            SEP              243,313.35       250,411.81
            OCT              242,230.61       250,268.72
            NOV              239,517.62       249,485.93
            DEC              242,765.48       251,476.57
1995        JAN              245,962.70       256,859.28
            FEB              253,378.48       263,416.17
            MAR              255,349.76       264,657.69
            APR              259,034.46       268,420.12
            MAY              270,729.87       276,883.47
            JUN              272,738.68       278,457.46
            JUL              271,293.17       278,937.23
            AUG              273,911.15       281,824.29
            SEP              278,008.86       284,303.11
            OCT              283,015.80       286,832.44
            NOV              288,047.82       290,110.88
            DEC              293,267.24       293,734,43
1996        JAN              295,214.54       295,948.12
            FEB              289,038.65       293,490.33
            MAR              287,220.60       292,429.79
            APR              285,391.00       291,604.91
            MAY              286,312.81       290,754.79
            JUN              290,945.36       294,757.10
            JUL              291,256.67       295,838.70
            AUG              290,945.02       295,834.49
            SEP              297,243.98       300,787.93
            OCT              304,770.20       306,688.29
            NOV              311,304.47       311,077.79
            DEC              308,178.98       309,449.08
1997        JAN              308,582.69       311,739.01
            FEB              308,986.93       312,767.75
            MAR              306,459.42       309,827.73
            APR              311,129.86       314,753.99
            MAY              313,930.03       317,838.58
            JUN              319,069.07       321,557.29
            JUL              331,257.50       327,602.57
            AUG              326,719.28       326,816.32
            SEP              334,005.12       330,966.89
            OCT              340,317.81       334,640.62
            NOV              341,168.61       335,744.94
            DEC              344,955.58       338,800.22
1998        JAN              348,474.13       342,154.34
            FEB              346,348.43       342,872.86
            MAR              348,838.68       344,312.93
            APR              350,272.41       346,275.51
            MAY              354,601.77       348,560.93
            JUN              357,144.27       350,234.02
            JUL              357,679.98       352,020.22
            AUG              366,729.29       355,223.60
            SEP              371,753.48       359,521.81
            OCT              368,214.39       359,054.43
            NOV              369,157.01       360,842.52
            DEC              369,917.48       362,376.10
1999        JAN              371,267.68       364,956.22
            FEB              367,963.39       363,510.99
            MAR              370,899.74       365,950.15
            APR              373,065.80       367,637.18
            MAY              369,693.28       365,640.91
            JUN              367,593.42       364,295.35
            JUL              366,185.54       361,825.43
            AUG              365,478.80       361,814.57
            SEP              369,243.23       367,686.82
            OCT              368,936.76       369,804.70

TCW Galileo Total Return Mortgage Backed Securities Fund - N Class

                 [PERFORMANCE GRAPH APPEARS HERE]

Total Return /(1)/
 Since Inception
      0.69%

VALUE: $2,000

YEAR       MONTH               FUND            INDEX
----       -----               ----            -----
1999        MAR              2,019.14         2,013.42
            APR              2,029.78         2,022.70
            MAY              2,006.38         2,011.72
            JUN              1,987.24         2,004.32
            JUL              1,970.21         1,990.73
            AUG              1,965.95         1,990.67
            SEP              1,985.63         2,022.98
            OCT              1,986.17         2,034.63

(/1/) For the period March 1, 1999 (Commencement of offering of the Advisory
      Class shares) through October 31, 1999.

  TCW Galileo Money Market Fund

--------------------------------------------------------------------------------
Schedule of Investments

 Principal
  Amount     Fixed Income Securities                                            Value
-----------  -----------------------                                         -----------

             Agency Securities (11.5% of Net Assets)
$10,000,000  Federal Home Loan Bank, Variable Rate Note, 5.605%,
              due 04/07/00                                                   $ 9,998,286
 10,000,000  Federal Home Loan Mortgage Corp., Variable Rate Note, 5.645%,
              due 07/14/00                                                     9,985,249
 10,000,000  Student Loan Marketing Association, Variable Rate Note, 5.575%,
              due 01/20/00                                                    10,000,000
                                                                             -----------
             Total Agency Securities (Cost: $29,983,535)                      29,983,535
                                                                             -----------
             Commercial Paper (64.5%)
  7,000,000  Abbott Laboratories Corp., 5.22%, due 11/16/99                    6,982,745
  2,950,000  Abbott Laboratories Corp., 5.2%, due 11/03/99                     2,948,296
  3,850,000  American Express Credit Corp., 5.2%, due 11/01/99                 3,848,888
  5,350,000  Bellsouth Telecom, Inc., 5.26%, due 11/10/99                      5,341,401
  4,800,000  Bellsouth Telecom, Inc., 5.2%, due 11/04/99                       4,796,533
  8,000,000  Ciesco L.P., 5.3%, due 11/01/99                                   7,997,644
  2,000,000  Ciesco L.P., 5.27%, due 11/03/99                                  1,998,829
  6,400,000  Dupont EI De Nemours Co., 5.27%, due 12/07/99                     6,364,398
  4,200,000  Florida Power Corp., 5.24%, due 11/03/99                          4,197,555
  5,600,000  Ford Motor Credit Corp., 5.26%, due 11/03/99                      5,596,727
 10,000,000  General Motors Acceptance Corp., 5.25%, due 11/02/99              9,995,625
 10,000,000  Household Finance Corp., 5.32%, due 11/01/99                      9,997,044
  6,200,000  JP Morgan & Co., Inc., 5.3%, due 11/15/99                         6,185,396
  6,200,000  May Department Stores Corp., 5.27%, due 11/30/99                  6,171,864
 10,000,000  Merrill Lynch & Company, Inc., 5.23%, due 11/01/99                9,997,094
  3,400,000  Metlife Funding Inc., 5.29%, due 11/19/99                         3,390,008
  5,000,000  Metlife Funding Inc., 5.3%, due 11/10/99                          4,991,903
  5,600,000  Nestle Capital Corp., 5.2%, due 11/04/99                          5,595,956
  7,150,000  Paccar Financial Corp., 5.28%, due 11/10/99                       7,138,465
  5,000,000  Pacific Life Insurance, 5.27%, due 11/19/99                       4,985,361
  5,000,000  Pacific Life Insurance, 5.3%, due 11/10/99                        4,991,903
 10,000,000  Prudential Funding Corp., 5.27%, due 11/05/99                     9,991,217
 10,000,000  Riverwoods Funding Corp., 6.11%, due 01/12/00                     9,874,406
 10,000,000  Toyota Motor Credit Corp., 5.28%, due 11/17/99                    9,973,600
  5,100,000  USAA Capital Corp., 5.24%, due 11/10/99                           5,091,834
 10,000,000  Walt Disney Co., 5.31%, due 11/01/99                              9,997,050
                                                                             -----------
             Total Commercial Paper (Cost: $168,441,742)                     168,441,742
                                                                             -----------
             Corporate Fixed Income Securities (23.6%)
  8,780,000  Associates Corp. of North America, 9.125%, due 04/01/00           8,903,682
  6,000,000  CIT Group, Inc., 5.8%, due 07/20/00                               6,003,122
  4,000,000  CIT Group, Inc., 6.8%, due 04/17/00                               4,027,966
  7,800,000  IBM Credit Corp., 6.375%, due 06/15/00                            7,831,126
 10,000,000  International Lease Finance Corp., 6.375%, due 01/18/00          10,030,869
 10,000,000  Nationsbank N.A., 5%, due 01/05/00                                9,999,547

See accompanying notes to the financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999

 Principal
  Amount                                                                    Value
-----------                                                              ------------
             Corporate Fixed Income Securities (Continued)
$ 5,000,000  Pitney Bowes Credit Corp., 5.95%, due 09/29/00              $  5,000,000
 10,000,000  Wells Fargo & Company, Inc., 5.31%, due 03/31/00               9,993,530
                                                                         ------------
             Total Corporate Fixed Income Securities (Cost: $61,789,842)   61,789,842
                                                                         ------------
             Short-Term Investments (Cost: $25,612) (0.0%)
             ---------------------------------------------
     25,612  Investors Bank and Trust Depository Reserve, 4.3%,
              due 11/01/99                                                     25,612
                                                                         ------------
             Total Investments (Cost: $260,240,731) (99.6%)               260,240,731
             Excess of Other Assets Over Liabilities (0.4%)                 1,059,513
                                                                         ------------
             Net Assets (100.0%)                                         $261,300,244
                                                                         ============

See accompanying notes to the financial statements.

  TCW Galileo Core Fixed Income Fund

--------------------------------------------------------------------------------
Schedule of Investments

 Principal
  Amount    Fixed Income Securities                                             Value
 ---------  -----------------------                                           ---------
            Corporate Bonds
            Aerospace/Defense (0.1% of Net Assets)
 $ 75,000   BE Aerospace, Inc., 9.5%, due 11/01/08                            $  71,063
                                                                              ---------
            Automotive (1.0%)
   75,000   American Axle & Manufacturing Holdings, Inc., 9.75%, due 03/01/09    73,875
  500,000   Daimler Chrysler N.A., 6.9%, due 09/01/04                           501,815
   70,000   Hayes Lemmerz International, Inc., 8.25%, due 12/15/08               62,300
   75,000   JL French Automotive Castings, Inc., (144A), 11.5%, due 06/01/09     74,063*
                                                                              ---------
            Total Automotive                                                    712,053
                                                                              ---------
            Banking & Financial Services (2.6%)
  400,000   Abbey National PLC, 6.69%, due 10/17/05                             389,500
  450,000   Bank One Corp., 6.4%, due 08/01/02                                  446,238
  250,000   Lehman Brothers Holdings Inc., 6.625%, due 04/01/04                 243,275
   75,000   Meditrust, Inc., 7.375%, due 07/15/00                                73,178
  100,000   Metris Companies, Inc., (144A), 10.125%, due 07/15/06                90,750*
  100,000   NationsBank Corp., 7.5%, due 09/15/06                               101,125
  500,000   PNC Funding Corp., 6.5%, due 05/01/08                               471,875
   60,000   Security Pacific Corp., 11.5%, due 11/15/00                          63,000
                                                                              ---------
            Total Banking & Financial Services                                1,878,941
                                                                              ---------
            Chemicals (1.0%)
    5,000   GEO Specialty Chemicals, Inc., 10.125%, due 08/01/08                  4,600
  600,000   IMC Global Inc., 6.5%, due 08/01/03                                 575,178
  100,000   Lyondell Chemical Companies, Inc., 9.625%, due 05/01/07              99,750
   50,000   Lyondell Chemical Companies, Inc., 10.875%, due 05/01/09             49,750
                                                                              ---------
            Total Chemicals                                                     729,278
                                                                              ---------
            Commercial Services (0.4%)
   50,000   International Game Technology, Inc., 8.375%, due 05/15/09            47,375
   50,000   Safety-Kleen Corp., 9.25%, due 05/15/09                              46,750
  200,000   UIH Australia/Pacific, Inc., 0%, due 05/15/06                       154,000
   50,000   Williams Scotsman, Inc., 9.875%, due 06/01/07                        47,750
                                                                              ---------
            Total Commercial Services                                           295,875
                                                                              ---------
            Computer Services (1.6%)
   50,000   Anteon Corp., 12%, due 05/15/09                                      48,000
  500,000   Comdisco, Inc., 6.24%, due 11/17/00                                 496,445
  300,000   Electronic Data Systems, Corp., 7.125%, due 10/15/09                300,009

See accompanying notes to financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999

 Principal
  Amount                                                              Value
 ---------                                                          ----------
            Computer Services (Continued)
 $300,000   PSINet, Inc., (144A), 11%, due 08/01/09                 $  307,500*
                                                                    ----------
            Total Computer Services                                  1,151,954
                                                                    ----------
            Construction (0.3%)
  125,000   Atrium Companies, Inc., 10.5%, due 05/01/09                119,375
   50,000   D.R. Horton, Inc., 8%, due 02/01/09                         43,500
   75,000   Hovnanian Enterprises, Inc., 9.125%, due 05/01/09           67,500
                                                                    ----------
            Total Construction                                         230,375
                                                                    ----------
            Containers & Packaging (0.4%)
   75,000   Anchor Glass Container Corp., 9.875%, due 03/15/08          70,125
  100,000   Consolidated Container Companies, LLC, (144A), 10.125%,
             due 07/15/09                                              100,500*
   75,000   Consumers Packaging, Inc., 9.75%, due 02/01/07              66,750
   50,000   U.S. Can Corp., Series B, 10.125%, due 10/15/06             50,750
                                                                    ----------
            Total Containers & Packaging                               288,125
                                                                    ----------
            Cosmetics & Household Products (0.4%)
  250,000   Procter & Gamble Co., 6.875%, due 09/15/09                 251,243
                                                                    ----------
            Electronics (0.7%)
  150,000   International Wire Group, Inc., 11.75%, due 06/01/05       153,375
   75,000   Juno Lighting, Inc., (144A), 11.875%, due 07/01/09          67,500*
  200,000   Litton Industries, Inc., 6.05%, due 04/15/03               193,500
  105,000   Viasystems, Inc., 9.75%, due 06/01/07                       84,000
                                                                    ----------
            Total Electronics                                          498,375
                                                                    ----------
            Energy & Oil Services (2.8%)
  300,000   Enserch Corp., 7.125%, due 06/15/05                        298,875
  100,000   Forest Oil Corp., 10.5%, due 01/15/06                      102,000
  100,000   Grey Wolf, Inc., 8.875%, due 07/01/07                       90,000
   25,000   Gulf Canada Resources, Ltd., 9.25%, due 01/15/04            25,215
  250,000   Occidental Petroleum Corp., 7.65%, due 02/15/06            252,625
  100,000   P&L Coal Holdings Corp., 8.875%, due 05/15/08               97,000
  150,000   Pride International, Inc., 10%, due 06/01/09               150,000
  150,000   R&B Falcon Corp., 9.5%, due 12/15/08                       146,250
  150,000   Sonat, Inc., 6.75%, due 10/01/07                           141,938
  100,000   Trans-Canada Pipelines, Ltd., 7.06%, due 10/14/25           89,500
  400,000   Trans-Canada Pipelines, Ltd., 7.7%, due 06/15/29           387,316
  200,000   Transcontinental Gas Pipe Lines, 6.25%, due 01/15/08       184,250
                                                                    ----------
            Total Energy & Oil Services                              1,964,969
                                                                    ----------

See accompanying notes to financial statements.

  TCW Galileo Core Fixed Income Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)

 Principal
  Amount                                                                 Value
 ---------                                                              --------
            Entertainment & Leisure (0.8%)
 $275,000   Hollywood Park, Inc., 9.25%, due 02/15/07                   $265,719
   75,000   Mohegan Tribal Gaming, Inc., 8.75%, due 01/01/09              72,750
  125,000   SFX Entertainment, Inc., 9.125%, due 12/01/08                115,313
  100,000   TV Guide, Inc., 8.125%, due 03/01/09                          97,500
                                                                        --------
            Total Entertainment & Leisure                                551,282
                                                                        --------
            Foods, Hotels & Restaurants (0.4%)
  100,000   ITT Corp., 7.375%, due 11/15/15                               83,324
  100,000   New World Pasta Company, Inc., 9.25%, due 02/15/09            92,000
  100,000   Signature Resorts/Sunterra, Inc., 9.25%, due 05/15/06         94,000
                                                                        --------
            Total Foods, Hotels & Restaurants                            269,324
                                                                        --------
            Healthcare (0.6%)
   75,000   Concentra Operating Corp., (144A), 13%, due 08/15/09          67,500*
  100,000   Express Scripts, Inc., 9.625%, due 06/15/09                  100,000
   75,000   Hanger Orthopedic Group, Inc., (144A), 11.25%, due 06/15/09   72,750*
   75,000   Hudson Respiratory Care, Inc., 9.125%, due 04/15/08           58,500
   25,000   Magellan Health Services, Inc., 9%, due 02/15/08              20,875
   50,000   Prime Medical Services, Inc., 8.75%, due 04/01/08             47,000
   75,000   Unilab Finance Corp., (144A), 12.75%, due 10/01/09            75,000*
                                                                        --------
            Total Healthcare                                             441,625
                                                                        --------
            Household Products (0.0%)
   29,000   Boyds Collection, Ltd., 9%, due 05/15/08                      28,203
                                                                        --------
            Machinery (0.7%)
  250,000   Federal-Mogul Corp., 7.875%, due 07/01/10                    225,968
  250,000   United Tech Corp., 7.5%, due 09/15/29                        252,378
                                                                        --------
            Total Machinery                                              478,346
                                                                        --------
            Media -- Broadcasting & Publishing (1.3%)
   75,000   American Media Operations, Inc., 10.25%, due 05/01/09         72,938
   75,000   Chancellor Media Corp., 9%, due 10/01/08                      76,875
  500,000   Cox Commuinications, Inc., 7.5%, due 08/15/04                507,170
   20,000   Garden State Newspapers, Inc., 8.625%, due 07/01/11           18,200
   50,000   Primedia, Inc., 7.625%, due 04/01/08                          46,500
  100,000   Spanish Broadcasting System, Inc., 9.625%, due 11/01/09      100,625
   25,000   STC Broadcasting, Inc., 11%, due 03/15/07                     24,875
   50,000   Von Hoffmann Press, Inc., (144A), 10.875%, due 05/15/07       49,000*
                                                                        --------
            Total Media -- Broadcasting & Publishing                     896,183
                                                                        --------

See accompanying notes to financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999

 Principal
  Amount                                                                    Value
 ---------                                                                 --------
            Metals (0.4%)
 $ 75,000   Golden Northwest Aluminum, Inc., 12%, due 12/15/06             $ 76,875
   75,000   NCI Building Systems, Inc., 9.25%, due 05/01/09                  69,375
  100,000   Neenah Corp., 11.125%, due 05/01/07                              92,250
   40,000   Wheeling Pittsburgh Corp., 9.25%, due 11/15/07                   37,200
                                                                           --------
            Total Metals                                                    275,700
                                                                           --------
            Pollution Control (0.4%)
   25,000   Allied Waste North America, Inc., 7.625%, due 01/01/06           21,688
  275,000   Allied Waste North America, Inc., 7.875%, due 01/01/09          231,688
   50,000   Safety-Kleen Services, Inc., 9.25%, due 06/01/08                 48,625
                                                                           --------
            Total Pollution Control                                         302,001
                                                                           --------
            Real Estate (0.1%)
   50,000   Forest City Enterprises, Inc., 8.5%, due 03/15/08                46,500
                                                                           --------
            Retail (0.8%)
   50,000   Home Interiors & Gifts, Inc., 10.125%, due 06/01/08              42,000
  100,000   Marvel Enterprises, Inc., 12%, due 06/15/09                      91,000
   90,000   May Department Stores Co., 9.75%, due 02/15/21                  109,125
  100,000   Panolam Industries International, Inc., (144A), 11.5%,
             due 02/15/09                                                   101,250*
  250,000   Wal-Mart Stores, Inc., 6.875%, due 08/10/09                     250,695
                                                                           --------
            Total Retail                                                    594,070
                                                                           --------
            Telecommunications (4.8%)
  250,000   AirTouch Communications, Inc., 6.65%, due 05/01/08              238,438
  500,000   AT&T Capital Corp., 6.75%, due 02/04/02                         498,475
   50,000   CapRock Communications Corp., 11.5%, due 05/01/09                48,750
   75,000   Classic Cable, Inc., 9.375%, due 08/01/09                        72,750
  250,000   EchoStar DBS Corp., 9.375%, due 02/01/09                        247,500
   75,000   Insight Midwest L.P. & Insight Capital, Inc., (144A), 9.75%,
             due 10/01/09                                                    76,500*
  200,000   Intermedia Communications, Inc., 9.5%, due 03/01/09             183,500
  100,000   Jordan Telecommunications Products, Inc., 0%, due 08/01/07       82,000
  170,000   Jordan Telecommunications Products, Inc., 9.875%, due 08/01/07  159,800
  500,000   Level 3 Communications, Inc., 9.125%, due 05/01/08              466,250
  250,000   Nextlink Communications, Inc., 10.75%, due 06/01/09             254,375
  100,000   Northern Telecom Capital Corp., 7.4%, due 06/15/06              101,750
  100,000   Primus Telecom Group, Inc., (144A), 12.75%, due 10/15/09        100,000*
  100,000   Rhythms NetConnections, Inc., (144A), 12.75%, due 04/15/09       89,500*
   75,000   SBA Communications Corp., 0%, due 03/01/08                       42,000
  160,000   US West Capital Funding, Inc., 6.25%, due 07/15/05              152,323

See accompanying notes to financial statements.

  TCW Galileo Core Fixed Income Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)

Principal
 Amount                                                                     Value
---------                                                                 ----------
           Telecommunications (Continued)
$  75,000  Williams Communication Group, Inc., 10.7%, due 10/01/07        $   77,813
  500,000  Worldwide Fiber, Inc., (144A), 12%, due 08/01/09                  500,000*
                                                                          ----------
           Total Telecommunications                                        3,391,724
                                                                          ----------
           Textiles, Clothing & Fabrics (0.1%)
   50,000  Westpoint Stevens, Inc., 7.875%, due 06/15/08                      44,750
                                                                          ----------
           Transportation (1.3%)
  300,000  American Airlines, Inc., 7.024%, due 10/15/09                     298,392
  200,000  Continental Airlines, Inc., 7.056%, due 09/15/09                  189,416
  150,000  Southwest Airlines Co., 7.375%, due 03/01/27                      145,875
   75,000  Transportation Manufacturing Co., (144A), 11.25%,
            due 05/01/09                                                      75,375*
   75,000  United Rentals, Inc., 9.25%, due 01/15/09                          68,438
   50,000  United Rentals, Inc., 9.5%, due 06/01/08                           47,250
   75,000  Western Star Trucks Holdings, Ltd., 8.75%, due 05/01/07            71,250
                                                                          ----------
           Total Transportation                                              895,996
                                                                          ----------
           Utilities (0.6%)
  500,000  Commonwealth Edison Co., 6.95%, due 07/15/18                      456,250
                                                                          ----------
           Miscellaneous (0.1%)
   50,000  Polymer Group, Inc., 8.75%, due 03/01/08                           46,875
                                                                          ----------
           Total Corporate Bonds (Cost: $17,234,950) (23.7%)              16,791,080
                                                                          ----------
           Asset Backed Securities
  750,000  EQCC Home Equity Loan Trust (1999-1-- A2F), 5.765%,
            due 06/20/15                                                     733,553
  254,522  Southern Pacific Secured Assets Corp. (1997-3-A4), 6.66%,
            due 06/25/24                                                     254,155
  250,000  Standard Credit Card Trust 93, 5.95%, due 10/07/04                243,435
   15,710  The Money Store Home Equity Trust (1997-C-AF3), 6.3%,
            due 08/15/12                                                      15,743
1,000,000  Toyota Auto Lease Trust (1998-B-A2), 5.45%, due 03/25/03          980,760
                                                                          ----------
           Total Asset Backed Securities (Cost: $2,264,105) (3.2%)         2,227,646
                                                                          ----------
           Collaterized Mortgage Obligations
1,622,633  ABN Amro Mortgage Corp. (1998-4-A6), 6.75%, due 11/25/28 (TAC)  1,502,768
  239,195  Bear Stearns Mortgage Securities, Inc. (1997-2-A2), 6.5%,
            due 04/28/24                                                     235,530
  122,455  Bear Stearns Mortgage Securities, Inc. (1997-2-A5), 6.875%,
            due 01/28/24                                                     114,955

See accompanying notes to financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999

 Principal
   Amount                                                                    Value
 ----------                                                                ----------
             Collaterized Mortgage Obligations (Continued)
 $  605,536  Citicorp Mortgage Securities (1998-5-A1), 6.75%, due 03/25/25 $  602,974
    665,000  Countrywide Home Loans (1997-8-A1), 6.75%, due 01/25/28          664,182
  2,388,763  Federal Home Loan Mortgage Corp. (1468-ZA), 7%,
              due 02/15/22 (PAC)                                            2,286,357
     41,630  Federal Home Loan Mortgage Corp. (1578-O), 7%,
              due 09/15/23 (PAC)                                               39,501
    781,000  Federal Home Loan Mortgage Corp. (1588-QD), 6.5%,
              due 09/15/23 (PAC)                                              718,871
    450,000  Federal Home Loan Mortgage Corp. (1944-GB), 7.5%,
              due 04/17/24                                                    455,045
  1,000,000  Federal Home Loan Mortgage Corp. (2018-H), 6.5%,
              due 01/15/28 (PAC)                                              992,030
  1,000,000  Federal Home Loan Mortgage Corp. (2043-CH), 6%,
              due 08/15/26 (PAC)                                              912,350
  1,000,000  Federal Home Loan Mortgage Corp. (2061-TA), 5.25%,
              due 10/15/27 (PAC)                                              828,340
    500,000  Federal Home Loan Mortgage Corp. (2063-PV), 6.25%,
              due 10/15/26 (PAC)                                              464,430
  1,000,000  Federal Home Loan Mortgage Corp. (2081-PC), 6.25%,
              due 10/15/26 (PAC)                                              931,540
  1,500,000  Federal Home Loan Mortgage Corp. (2141-HA), 6.25%,
              due 12/15/26                                                  1,350,930
  2,000,000  Federal Home Loan Mortgage Corp. (2151-JE), 6%,
              due 01/15/27                                                  1,786,102
     37,661  Federal Home Loan Mortgage Corp.-- Government National
              Mortgage Association (41-K), 8%, due 04/25/24 (TAC)              37,991
    557,467  Federal National Mortgage Association (1994-2-N),
              6.5%,due 01/25/24 (TAC)                                         514,213
    419,039  Federal National Mortgage Association (G3-40-ZC), 6.5%,
              due 12/25/23                                                    421,260
  1,464,595  Financial Asset Securitization Inc. (1997-NAM1-A4), 7.75%,
              due 05/25/27                                                  1,458,553
  1,481,775  GE Capital Mortgage Services, Inc. (1998-10-1A5), 7%,
              due 05/25/28                                                  1,368,316
    977,969  Norwest Asset Securities Corp. (1997-8-A4), 7.5%,
              due 06/25/27                                                    968,643
    478,000  Norwest Asset Securites Corp. (1997-15-A1), 6.75%,
              due 10/25/12                                                    471,141
    350,000  Residential Funding Mortgage Securities I (1997-S2-A7),
              7%, due 12/25/27                                                334,523
    484,545  Residential Funding Mortgage Securities I (1997-S5-A2),
              7.5%, due 04/25/27                                              482,010
    400,000  Residential Funding Mortgage Securities I (1998-S8-A3),
              6.5%, due 04/25/28                                              370,124
                                                                           ----------
             Total Collaterized Mortgage Obligations
              (Cost: $20,872,150) (28.7%)                                  20,312,679
                                                                           ----------

See accompanying notes to financial statements.

  TCW Galileo Core Fixed Income Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)                             October 31, 1999

 Principal
   Amount                                                                        Value
------------                                                                   ----------
              Foreign Government Bonds & Notes
EUR  344,000  Belgium Government, 5.5%, due 03/28/28                           $  336,051
CAD  351,000  Canada (Government of), 5.25%, due 12/01/06                         221,938
CAD  304,000  Canada (Government of), 8.75%, due 12/01/05                         234,359
EUR  245,000  Federal Republic of Germany, 5.125%, due 11/21/00                   261,485
EUR           French O.A.T., 5.25%, due 04/25/08
   1,063,000                                                                    1,124,694
EUR   94,000  Hypothekenbk In Essen (Germany), 4.25%, due 07/06/09                 88,488
GBP  341,000  International Bank Reconstruction & Development,
               7.125%, due 07/30/07                                               581,384
DKK1,435,000  Kingdom of Denmark, 7%, due 12/15/04                                219,711
EUR  320,000  Netherlands Government, 6.5%, due 04/15/03                          356,432
     400,000  New Zealand (Government of), 8.75%, due 12/15/06                    445,040
     500,000  Province of Manitoba (Canada), 5.5%, due 10/01/08                   453,750
     200,000  Province of Quebec (Canada), 7%, due 01/30/07                       200,156
AUD  183,000  Queensland Government Developmental Authority
               (Australia), 8%, due 05/14/03                                      121,928
EUR  611,000  Spanish Government, 5.25%, due 01/31/03                             655,837
SEK1,300,000  Sweden Government, 5%, due 01/15/04                                 155,915
EUR  968,000  Treuhandanstalt (Germany), 6.625%, due 07/09/03                   1,085,635
                                                                               ----------
              Total Foreign Government Bonds & Notes (Cost: $6,946,515) (9.2%)  6,542,803
                                                                               ----------
              U.S. Government Agency Obligations
  $  600,000  Federal Home Loan Mortgage Corp., 5%, due 01/15/04                  568,398
   2,350,000  Federal National Mortgage Association, 5.25%, due 01/15/03        2,277,926
   1,525,000  Federal National Mortgage Association, 5.86%, due 08/20/03        1,481,263
     955,000  Federal National Mortgage Association, 5.875%, due 04/23/04         924,927
   1,410,060  Federal National Mortgage Association, Pool # 252821,
               6.5%, due 08/01/29                                               1,352,324
   2,490,499  Government National Mortgage Association, Pool # 780759,
               6.5%, due 04/15/13                                               2,444,575
                                                                               ----------
              Total U.S. Government Agency Obligations (Cost: $9,154,801)
               (12.8%)                                                          9,049,413
                                                                               ----------
              U.S. Treasury Bonds
   1,050,000  United States Treasury Bonds, 6.125%, due 11/15/27                1,013,219
     100,000  United States Treasury Bonds, 6.125%, due 08/15/29                   99,578
   1,300,000  United States Treasury Bonds, 7.5%, due 11/15/16                  1,433,289
     570,000  United States Treasury Bonds, 7.5%, due 11/15/24                    645,006
   1,900,000  United States Treasury Bonds, 8.5%, due 02/15/20                  2,320,945
                                                                               ----------
              Total U.S. Treasury Bonds (Cost: $5,924,779) (7.8%)               5,512,037
                                                                               ----------
              U.S. Treasury Notes
   1,500,000  United States Treasury Notes, 4.5%, due 09/30/00                  1,484,880
     155,000  United States Treasury Notes, 5.5%, due 08/31/01                    154,179

See accompanying notes to financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999

 Principal
   Amount                                                                       Value
 ----------                                                                  -----------
             U.S. Treasury Notes (Continued)
 $1,000,000  United States Treasury Notes, 5.5%, due 03/31/03                $   986,420
    900,000  United States Treasury Notes, 5.75%, due 06/30/01                   899,208
    105,000  United States Treasury Notes, 6%, due 08/15/09                      104,885
  2,000,000  United States Treasury Notes, 6.25%, due 02/15/07                 2,010,440
    100,000  United States Treasury Notes, 6.5%, due 08/15/05                    101,862
  1,100,000  United States Treasury Notes, 6.5%, due 10/15/06                  1,119,492
                                                                             -----------
             Total U.S. Treasury Notes (Cost: $6,829,788) (9.7%)               6,861,366
                                                                             -----------
             Total Fixed Income Securities (Cost: $69,227,088) (95.1%)        67,297,024
                                                                             -----------
             Short-Term Investments
             ----------------------
     49,525  Bank of Montreal, 5.19%, due 11/01/99                                49,525**
    104,475  BankBoston Corp., 5.5%, due 11/01/99                                104,475**
  1,854,056  Foreign Currency Call Accounts                                    1,854,056
  1,318,578  Investors Bank and Trust Depository Reserve, 4.3%, due 11/01/99   1,318,578
    500,000  Janus Money Market Fund                                             500,000**
    100,000  Merrimac Money Market Fund                                          100,000**
                                                                             -----------
             Total Short-Term Investments (Cost: $3,926,634) (5.6%)            3,926,634
                                                                             -----------
             Total Investments (Cost: $73,153,722) (100.7%)                   71,223,658
             Liabilities in Excess of Other Assets (-0.7%)                      (474,302)
                                                                             -----------
             Net Assets (100.0%)                                             $70,749,356
                                                                             ===========

Notes to the Schedule of Investments:

AUD - Australian Dollar.
CAD - Canadian Dollar.
DKK - Danish Krona.
EUR - Euro Currency.
GBP - British Pound.
SEK - Swedish Krone.

* Restricted Security (Note 9).
** Represents investments of security lending collateral (Note 3). PAC - Planned Amortization Class.
TAC - Target Amortization Class.

See accompanying notes to financial statements.

  TCW Galileo High Yield Bond Fund

--------------------------------------------------------------------------------
Schedule of Investments

 Principal
   Amount    Fixed Income Securities                                       Value
 ----------  -----------------------                                    ------------

             Advertising (0.7% of Net Assets)
 $1,245,000  Adams Outdoor Advertising, L.P., 10.75%, due 03/15/06      $  1,282,350
                                                                        ------------
             Aerospace/Defense (1.4%)
    600,000  BE Aerospace, Inc., 8%, due 03/01/08                            520,500
  1,295,000  BE Aerospace, Inc., 9.5%, due 11/01/08                        1,227,013
    845,000  Wyman Gordon Co., 8%, due 12/15/07                              916,825
                                                                        ------------
             Total Aerospace/Defense                                       2,664,338
                                                                        ------------
             Automotive (4.2%)
    825,000  American Axle & Manufacturing Holdings, Inc., 9.75%,
              due 03/01/09                                                   812,625
  1,750,000  Federal-Mogul Corp., 7.875%, due 07/01/10                     1,581,773
  1,675,000  Hayes Lemmerz International, Inc., 8.25%, due 12/15/08        1,490,750
    970,000  Hayes Lemmerz International, Inc., 9.125%, due 07/15/07         926,350
  1,300,000  JL French Automotive Castings, Inc., (144A), 11.5%,
              due 06/01/09                                                 1,283,750*
    500,000  Lear Corp., (144A), 8.11%, due 05/15/09                         477,725*
    745,000  Navistar International Corp., 8%, due 02/01/08                  713,338
    700,000  Transportation Manufacturing Operation Co., (144A),
              11.25%, due 05/01/09                                           703,500*
                                                                        ------------
             Total Automotive                                              7,989,811
                                                                        ------------
             Banking & Financial Services (3.1%)
  2,600,000  AmeriCredit Corp., 9.875%, due 04/15/06                       2,574,000
    165,000  Chevy Chase Savings Bank, 9.25%, due 12/01/05                   163,350
    880,000  Chevy Chase Savings Bank, 9.25%, due 12/01/08                   871,200
  1,245,000  Forest City Enterprises, Inc., 8.5%, due 03/15/08             1,157,850
  1,200,000  Metris Companies, Inc., (144A), 10.125%, due 07/15/06         1,089,000*
                                                                        ------------
             Total Banking & Financial Services                            5,855,400
                                                                        ------------
             Building Materials (2.0%)
     85,000  Building Materials Corp., 8.625%, due 12/15/06                   80,113
    700,000  Juno Lighting, Inc., (144A), 11.875%, due 07/01/09              630,000*
  2,000,000  NCI Building Systems, Inc., 9.25%, due 05/01/09               1,850,000
  1,140,000  Panolam Industries International, Inc., (144A), 11.5%,
              due 02/15/09                                                 1,154,250*
                                                                        ------------
             Total Building Materials                                      3,714,363
                                                                        ------------
             Chemicals (5.3%)
  1,705,000  Borden Chemicals & Plastics, L.P., 9.5%, due 05/01/05         1,312,850
    350,000  General Chemical Industrial Products, (144A), 10.625%,
              due 05/01/09                                                   340,375*
  1,000,000  Gentek, Inc., (144A), 11%, due 08/01/09                       1,005,000*

See accompanying notes to the financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999

 Principal
   Amount                                                              Value
 ----------                                                          ----------

             Chemicals (Continued)
 $   75,000  GEO Specialty Chemicals, Inc., 10.125%, due 08/01/08    $   69,000
  1,175,000  Huntsman ICI Chemicals, LLC, (144A), 10.125%,
              due 07/01/09                                            1,175,000*
    915,000  Huntsman Industries/Specialty Chemical Corp.,
              (144A), 9.5%, due 07/01/07                                846,375*
  1,325,000  ISP Holdings, Inc., 9%,
              due 10/15/03                                            1,288,563
  1,450,000  Lyondell Chemical Companies, Inc., 9.625%,
              due 05/01/07                                            1,446,375
    600,000  Lyondell Chemical Companies, Inc., 10.875%,
              due 05/01/09                                              597,000
    205,000  Polymer Group, Inc., 8.75%, due 03/01/08                   192,188
    750,000  Sterling Chemicals, Inc., (144A), 12.375%, due 07/15/06    727,500*
  1,215,000  Texas Petrochemicals Corp., 11.125%, due 07/01/06          984,150
                                                                     ----------
             Total Chemicals                                          9,984,376
                                                                     ----------
             Commercial Services (1.3%)
     35,000  Anthony Crane Rentals, L.P., 10.375%, due 08/01/08          29,750
    175,000  United Rentals, Inc., 9%, due 04/01/09                     157,500
    425,000  United Rentals, Inc., 9.25%, due 01/15/09                  387,813
    650,000  United Rentals, Inc., 9.5%, due 06/01/08                   614,250
  1,365,000  Williams Scotsman, Inc., 9.875%, due 06/01/07            1,303,575
                                                                     ----------
             Total Commercial Services                                2,492,888
                                                                     ----------
             Computer Services (1.1%)
  1,500,000  Anteon Corp., 12%, due 05/15/09                          1,440,000
    730,000  infoUSA, Inc., 9.5%, due 06/15/08                          605,900
                                                                     ----------
             Total Computer Services                                  2,045,900
                                                                     ----------
             Conglomerates (0.3%)
    620,000  Insilco Corp., 12%, due 08/15/07                           602,950
                                                                     ----------
             Construction (1.5%)
  1,025,000  Atrium Companies, Inc., 10.5%, due 05/01/09                978,875
    915,000  D.R. Horton, Inc., 8%, due 02/01/09                        796,050
    650,000  Hovnanian Enterprises, Inc., 9.125%, due 05/01/09          585,000
    460,000  Standard Pacific Corp., 8%, due 02/15/08                   407,100
                                                                     ----------
             Total Construction                                       2,767,025
                                                                     ----------
             Containers & Packaging (3.9%)
    950,000  Anchor Glass Container Corp., 9.875%, due 03/15/08         888,250
    520,000  Ball Corp., 7.75%, due 08/01/06                            503,100
    455,000  BWAY Corp., 10.25%, due 04/15/07                           447,038
    500,000  Consolidated Container Companies, LLC, (144A),
              10.125%, due 07/15/09                                     502,500*
    700,000  Consumers International, Inc., 10.25%, due 04/01/05        696,500

See accompanying notes to the financial statements.

  TCW Galileo High Yield Bond Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)

 Principal
   Amount                                                                  Value
 ----------                                                             ------------

             Containers & Packaging (Continued)
 $  665,000  Consumers Packaging, Inc., 9.75%, due 02/01/07             $    591,850
    780,000  Huntsman Packaging Corp., 9.125%, due 10/01/07                  733,200
  1,725,000  Packaging Corp. of America, (144A), 9.625%,
              due 04/01/09                                                 1,746,563*
    745,000  Paperboard Industries International, Inc., 8.375%,
              due 09/15/07                                                   685,400
    600,000  U.S. Can Corp., Series B, 10.125%, due 10/15/06                 609,000
                                                                        ------------
             Total Containers & Packaging                                  7,403,401
                                                                        ------------

             Cosmetics & Household Products (0.5%)
  1,000,000  Chattem, Inc., 8.875%, due 04/01/08                             890,000
                                                                        ------------
             Electronics (2.8%)
  2,905,000  Ametek, Inc., 7.2%, due 07/15/08                              2,645,061
  2,135,000  Communications & Power Industries, Inc., 12%,
              due 08/01/05                                                 1,708,000
    915,000  Viasystems, Inc., 9.75%, due 06/01/07                           732,000
    255,000  Wavetek Corp., 10.125%, due 06/15/07                            211,650
                                                                        ------------
             Total Electronics                                             5,296,711
                                                                        ------------

             Energy & Oil Services (6.0%)
  1,985,000  Forest Oil Corp., 10.5%, due 01/15/06                         2,024,700
  1,675,000  Grey Wolf, Inc., 8.875%, due 07/01/07                         1,507,500
     85,000  Gulf Canada Resources, Ltd., 9.25%, due 01/15/04                 85,730
  1,275,000  Gulf Canada Resources, Ltd., 9.625%, due 07/01/05             1,300,424
  1,190,000  Magnum Hunter Resources, Inc., 10%, due 06/01/07              1,130,500
  1,260,000  P&L Coal Holdings Corp., 8.875%, due 05/15/08                 1,222,200
  1,025,000  Pride International, Inc., 10%, due 06/01/09                  1,025,000
  1,800,000  R&B Falcon Corp., 9.5%, due 12/15/08                          1,755,000
    625,000  Swift Energy Company, Inc., (144A), 10.25%,
              due 08/01/09                                                   621,875*
    775,000  Trico Marine Services, Inc., Series G, 8.5%, due 08/01/05       709,125
                                                                        ------------
             Total Energy & Oil Services                                  11,382,054
                                                                        ------------

             Entertainment & Leisure (7.5%)
  1,395,000  Boyd Gaming Corp., 9.25%, due 10/01/03                        1,395,000
  1,435,000  Cinemark USA, Inc., Series B, 9.625%, due 08/01/08            1,269,975
  1,005,000  Harrahs Operating Company, Inc., 7.875%, due 12/15/05           958,519
  2,665,000  Hollywood Park, Inc., 9.25%, due 02/15/07                     2,575,056
  1,100,000  International Gaming Technology, Inc., 8.375%,
              due 05/15/09                                                 1,042,250
  1,245,000  Marvel Enterprise, Inc., 12%, due 06/15/09                    1,132,950
  1,295,000  Mohegan Tribal Gaming, Inc., 8.75%, due 01/01/09              1,256,150
    825,000  Regal Cinemas, Inc., 8.875%, due 12/15/10                       602,250
    905,000  Regal Cinemas, Inc., 9.5%, due 06/01/08                         687,800
    400,000  SFX Entertainment, Inc., 9.125%, due 02/01/08                   366,000

See accompanying notes to the financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999

 Principal
   Amount                                                                     Value
 ----------                                                                ------------

             Entertainment & Leisure (Continued)
 $1,495,000  SFX Entertainment, Inc., 9.125%, due 12/01/08                 $  1,379,138
  1,430,000  Station Casinos, Inc., 9.75%, due 04/15/07                       1,458,600
                                                                           ------------
             Total Entertainment & Leisure                                   14,123,688
                                                                           ------------
             Foods, Hotels & Restaurants (6.8%)
  1,300,000  Boca Resorts, Inc., 9.875%, due 04/15/09                         1,222,000
    620,000  Cott Corp., 9.375%, due 07/01/05                                   599,075
  1,025,000  Di Giorgio Corp., 10%, due 06/15/07                                943,000
  2,105,000  HMH Properties, Inc., 7.875%, due 08/01/08                       1,841,875
  1,840,000  International Home Foods, Inc., 10.375%, due 11/01/06            1,886,000
  1,285,000  ITT Corp., 7.375%, due 11/15/15                                  1,070,713
    400,000  ITT Corp. (New), 6.25%, due 11/15/00                               391,788
  1,350,000  La Quinta/Meditrust, Inc., 7.11%, due 10/17/01                   1,256,324
    300,000  La Quinta/Meditrust, Inc., 7.375%, due 07/15/00                    292,713
  1,315,000  New World Pasta Company, Inc., 9.25%, due 02/15/09               1,209,800
  1,115,000  Packaged Ice, Inc., 9.75%, due 02/01/05                            925,450
  1,000,000  Signature Resorts/Sunterra, Inc., 9.75%, due 10/01/07              890,000
    325,000  Signature Resorts/Sunterra, Inc., 9.25%, due 05/15/06              305,500
                                                                           ------------
             Total Foods, Hotels & Restaurants                               12,834,238
                                                                           ------------
             Healthcare (4.7%)
    850,000  Concentra Operating Corp., (144A), 13%, due 08/15/09               765,000*
    950,000  Express Scripts, Inc., 9.625%, due 06/15/09                        950,000
  1,000,000  Hanger Orthopedic Group, (144A), 11.25%, due 06/15/09              970,000*
    200,000  Hudson Respiratory Care, Inc., 9.125%, due 04/15/08                156,000
    395,000  Insight Health Services Corp., Series B, 9.625%, due 06/15/08      367,350
    900,000  Lifepoint Hospitals Holdings, (144A), 10.75%, due 05/15/09         877,500*
    450,000  Magellan Health Services, Inc., 9%, due 02/15/08                   375,750
    890,000  Prime Medical Services, Inc., 8.75%, due 04/01/08                  836,600
  1,400,000  Tenet Healthcare Corp., 8.125%, due 12/01/08                     1,267,000
  1,430,000  Tenet Healthcare Corp., 8.625%, due 01/15/07                     1,337,050
    900,000  Unilab Finance Corp., (144A), 12.75%, due 10/01/09                 900,000*
                                                                           ------------
             Total Healthcare                                                 8,802,250
                                                                           ------------
             Household Products (0.9%)
    383,000  Boyds Collection, Ltd., 9%, due 05/15/08                           372,468
  1,520,000  Home Interiors & Gifts, Inc., 10.025%,
              due 06/01/08                                                    1,276,800
                                                                           ------------
             Total Household Products                                         1,649,268
                                                                           ------------

See accompanying notes to the financial statements.

  TCW Galileo High Yield Bond Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)

 Principal
   Amount                                                                  Value
 ----------                                                             ------------

             Machinery (0.2%)
 $  355,000  AGCO Corp., 8.5%, due 03/15/06                             $    326,600
                                                                        ------------
             Media--Broadcasting & Publishing (11.9%)
  1,500,000  Acme Television Corp., 0%, due 09/30/04                       1,320,000
    295,000  Century Communications Corp., 9.5%, due 03/01/05                295,000
    300,000  Chancellor Media Corp., 8.75%, due 06/15/07                     297,000
    585,000  Chancellor Media Corp., 9%, due 10/01/08                        599,625
    500,000  Charter Communications Holdings, LLC, 0%,
              due 04/01/11                                                   295,000
  1,000,000  Classic Cable, Inc., 9.375%, due 08/01/09                       970,000
  1,100,000  Classic Communications Corp., 13.25%, due 08/01/09              748,000
    585,000  CSC Holdings, Inc., 7.625%, due 07/15/18                        541,499
    270,000  CSC Holdings, Inc., 8.125%, due 08/15/09                        267,638
  2,500,000  EchoStar DBS Corp., 9.375%, due 02/01/09                      2,475,000
    350,000  Garden State Newspapers, Inc., 8.625%, due 07/01/11             318,500
    775,000  Garden State Newspapers, Inc., 8.75%, due 10/01/09              714,938
     60,000  Hollinger International Publishing, Inc., 8.625%,
              due 03/15/05                                                    58,800
    500,000  Insight Midwest L.P. & Insight Capital, Inc., (144A),
              9.75%, due 10/01/09                                            510,000*
    950,000  K-III Communications Corp., 8.5%, due 02/01/06                  926,250
  1,385,000  Mastec, Inc., 7.75%, due 02/01/08                             1,267,275
    295,000  Primedia, Inc., 7.625%, due 04/01/08                            274,350
    495,000  Rogers Cablesystems, Ltd., 10%, due 03/15/05                    528,413
    625,000  Rogers Communications, Inc., 8.875%, due 07/15/07               626,563
  2,500,000  Spanish Broadcasting System, Inc., 9.625%, due 11/01/09       2,515,625
  1,950,000  STC Broadcasting, Inc., 11%, due 03/15/07                     1,940,250
  1,475,000  TV Guide, Inc., 8.125%, due 03/01/09                          1,438,125
  3,500,000  UIH Australia/Pacific, Inc., 0%, due 05/15/06                 2,695,000
    855,000  Von Hoffmann Press, Inc., (144A), 10.875%,
              due 05/15/07                                                   837,900*
                                                                        ------------
             Total Media--Broadcasting & Publishing                       22,460,751
                                                                        ------------
             Metals (4.7%)
    850,000  California Steel Industries, (144A), 8.5%, due 04/01/09         807,500*
    955,000  Golden Northwest Aluminum, Inc., 12%, due 12/15/06              978,875
  1,035,000  International Wire Group, Inc., 11.75%, due 06/01/05          1,058,288
    865,000  International Wire Group, Inc., Series B, 11.75%,
              due 06/01/05                                                   884,463
  1,930,000  Kaiser Aluminum & Chemicals Corp., 10.875%,
              due 10/15/06                                                 1,939,650
    825,000  Neenah Corp., 11.125%, due 05/01/07                             761,063
    125,000  Neenah Corp., Sr. Sub. Notes, 11.125%, due 05/01/07             115,313
  1,500,000  Republic Technology, Inc., 13.75%, due 07/15/09               1,387,500

See accompanying notes to the financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999

 Principal
   Amount                                                                 Value
 ----------                                                             ----------
            Metals (Continued)
 $  890,000 Wheeling Pittsburgh Corp., 9.25%, due 11/15/07              $  827,700
                                                                        ----------
            Total Metals                                                 8,760,352
                                                                        ----------
            Paper & Forest Products (3.6%)
    505,000 Buckeye Technologies, Inc., 8%, due 10/15/10                   467,125
    875,000 Fibermark, Inc., 9.375%, due 10/15/06                          861,875
  1,855,000 Riverwood International Corp., 10.625%, due 08/01/07         1,878,188
  3,245,000 Stone Container Corp., 12.25%, due 04/01/02                  3,261,225
    300,000 Tembec Industries, Inc., 8.625%, due 06/30/09                  297,000
                                                                        ----------
            Total Paper & Forest Products                                6,765,413
                                                                        ----------
            Pollution Control (1.8%)
    310,000 Allied Waste North America, Inc., 7.625%, due 01/01/06         268,925
  2,400,000 Allied Waste North America, Inc., 7.875%, due 01/01/09       2,022,000
    415,000 Envirosource, Inc., 9.75%, due 06/15/03                        253,150
  1,050,000 Mid-American Waste System, Inc., 12.25%, due 02/15/03           10,500***
    700,000 Safety-Kleen Corp., 9.25%, due 05/15/09                        654,500
    245,000 Safety-Kleen Services, Inc., 9.25%, due 06/01/08               238,263
                                                                        ----------
            Total Pollution Control                                      3,447,338
                                                                        ----------
            Retail (1.0%)
    825,000 Avis Rent A Car, Inc., (144A), 11%, due 05/01/09               849,750*
  1,000,000 J. Crew Operating Corp., 10.375%, due 10/15/07                 840,000
    290,000 Specialty Retailers, Inc., 8.5%, due 07/15/05                  217,500
                                                                        ----------
            Total Retail                                                 1,907,250
                                                                        ----------
            Telecommunications (15.3%)
    665,000 Bresnan Communications Group, 0%, due 02/01/09                 435,575
  2,200,000 CapRock Communications Corp., 11.5%, due 05/01/09            2,145,000
  1,075,000 CapRock Communications Corp., 12%, due 07/15/08              1,058,875
    525,000 Intermedia Communications, Inc., 8.5%, due 01/15/08            458,063
    985,000 Intermedia Communications, Inc., 9.5%, due 03/01/09            903,738
  1,400,000 KMC Telecom Holdings, Inc., (144A), 13.5%, due 05/15/09      1,393,000*
  2,185,000 Level 3 Communications, Inc., 9.125%, due 05/01/08           2,037,513
    545,000 Nextlink Communications, Inc., 9.625%, due 10/01/07            524,563
  2,905,000 Nextlink Communications, Inc., 10.75%, due 11/15/08          2,948,575
  1,500,000 Paging Network, Inc., 10.125%, due 08/01/07                    465,000
  1,750,000 Primus Telecom Group, Inc., (144A), 12.75%, due 10/15/09     1,750,000*
  1,900,000 PSINet, Inc., (144A), 11%, due 08/01/09                      1,947,500*
  1,270,000 RCN Corp., 0%, due 10/15/07                                    879,475
  1,415,000 RCN Corp., 10%, due 10/15/07                                 1,404,388
  2,875,000 Rhythms NetConnections, Inc., (144A), 12.75%, due
             04/15/09                                                    2,573,125*

See accompanying notes to the financial statements.

  TCW Galileo High Yield Bond Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)

 Principal
   Amount                                                                  Value
 ----------                                                             ------------
             Telecommunications (Continued)
 $1,095,000  SBA Communications Corp., 0%, due 03/01/08                 $    613,200
  1,000,000  Teligent, Inc., 11.5%, due 12/01/07                             920,000
  2,075,000  Verio, Inc., 11.25%, due 12/01/08                             2,165,781
  1,500,000  Williams Communication Group, Inc., 10.7%, due 10/01/07       1,556,250
  2,575,000  Worldwide Fiber, Inc., (144A), 12%, due 08/01/09              2,575,000*
                                                                        ------------
             Total Telecommunications                                     28,754,621
                                                                        ------------
             Textiles, Clothing & Fabrics (0.6%)
    500,000  Westpoint Stevens, Inc., 7.875%, due 06/15/05                   462,500
    810,000  Westpoint Stevens, Inc., 7.875%, due 06/15/08                   724,950
                                                                        ------------
             Total Textiles, Clothing & Fabrics                            1,187,450
                                                                        ------------

             Transportation (1.1%)
    300,000  Atlas Air, Inc., 10.75%, due 08/01/05                           298,500
    675,000  International Shipholding Corp., 9%, due 07/01/03               672,469
  1,070,000  Western Star Trucks Holdings, Ltd., 8.75%,
              due 05/01/07                                                 1,016,500
                                                                        ------------
             Total Transportation                                          1,987,469
                                                                        ------------
             Utilities (2.1%)
    825,000  CMS Energy Corp., 7.5%, due 01/15/09                            755,065
  1,115,000  CMS Energy Corp., 7.625%, due 11/15/04                        1,069,196
     85,000  CMS Energy Corp., 8.125%, due 05/15/02                           84,431
  2,018,765  Panda Funding Corp., 11.625%, due 08/20/12                    2,018,760
                                                                        ------------
             Total Utilities                                               3,927,452
                                                                        ------------
             Miscellaneous (1.7%)
  1,245,000  Jordan Industries, Inc., 0%, due 04/01/09                       809,250
  1,495,000  Jordan Telecommunications Products, Inc., 0%,
              due 08/01/07                                                 1,225,900
  1,310,000  Jordan Telecommunications Products, Inc., 9.875%,
              due 08/01/07                                                 1,231,400
                                                                        ------------
             Total Miscellaneous                                           3,266,550
                                                                        ------------
             Total Fixed Income Securities (Cost: $195,256,508) (98.0%)  184,572,257
                                                                        ------------
 Number of
  Shares,
 Warrants,
 or Rights   Equity Securities
 ----------  -----------------
      3,300  Classic Communications, Inc., Warrants, expire 01/01/80          55,011***
      6,969  Fitzgerald Gaming Corp., Common Stock                                 7***
      1,250  Forman Petroleum Corp., Warrants, expire 06/01/04                     1***
      2,920  Terex Corp., Stock Appreciation Rights, expire 05/15/02          40,880***
                                                                        ------------
             Total Equity Securities (Cost: $202) (0.1%)                      95,899
                                                                        ------------

See accompanying notes to the financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999

 Principal
   Amount    Short-Term Investments                                Value
 ----------  ----------------------                             ------------
 $  352,158  Bank of Montreal, 5.19%, due 11/01/99              $    352,158**
      9,342  BankBoston Corp., 5.5%, due 11/01/99                      9,342**
  3,319,159  Investors Bank and Trust Depository Reserve, 4.3%,
              due 11/01/99                                         3,319,159
  5,000,000  Merrimac Money Market Fund                            5,000,000**
                                                                ------------
             Total Short-Term Investments
              (Cost: $8,680,659) (4.6%)                            8,680,659
                                                                ------------
             Total Investments
              (Cost: $203,937,369) (102.7%)                      193,348,815
             Liabilities in Excess of Other Assets (-2.7%)        (5,061,919)
                                                                ------------
             Net Assets (100.0%)                                $188,286,896
                                                                ============

Notes to the Schedule of Investments:

 *Restricted security (Note 9).

**Represents investments of security lending collateral (Note 3).

***Non-income producing.

See accompanying notes to the financial statements.

  TCW Galileo Mortgage-Backed Securities Fund

--------------------------------------------------------------------------------
Schedule of Investments

 Principal
   Amount    Fixed Income Securities                                            Value
 ----------  -----------------------                                          ----------
             Collaterized Mortgage Obligations (28.5% of Net Assets)
 $1,412,281  Collateral Mortgage Obligation Trust (64-Z),
              9%, due 11/20/20                                                $1,457,728
  1,264,453  Federal Home Loan Mortgage Corp. (1434-G),
              6.75%, due 03/15/19 (PAC)                                        1,267,588
    189,082  Federal Home Loan Mortgage Corp. (1899-D),
              7.25%, due 09/15/23 (TAC)                                          189,641
  1,828,188  Federal Home Loan Mortgage Corp. (2021-AD),
              7.5%, due 08/15/24                                               1,818,864
  1,905,781  Federal Home Loan Mortgage Corp. (2032-AU),
              7.5%, due 02/15/27                                               1,898,196
  1,500,000  Federal Home Loan Mortgage Corp. (2057-HJ),
              7%, due 05/15/28 (I/O) (PAC)                                       546,990
        355  Federal National Mortgage Association (91-130-SQ),
              6,841.4%, due 09/25/21 (I/F) (I/O)                                  37,949
  1,331,291  Federal National Mortgage Association (97-55-T),
              7%, due 02/18/27 (TAC)                                           1,331,051
  2,000,000  Federal National Mortgage Association (97-57-PC),
              6.5%, due 04/18/20 (PAC)                                         1,987,149
  1,680,732  Federal National Mortgage Association (G93-8-PH), 6.85%,
              due 01/25/21 (PAC)                                               1,673,993
    505,681  General Electric Capital Mortgage Services, Inc., (97-9-2A7),
              7%, due 10/25/27                                                   503,872
    479,157  Greenwich Capital Acceptance, Inc. (91-03), (Private Placement),
              9.46%, due 08/01/19                                                463,584*
         42  Guardian Savings and Loan Association (88-1-A), 6.36%,
              due 07/25/18                                                            36*
     75,778  Guardian Savings and Loan Association (88-3-A),
              6.513%, due 10/25/18                                                64,411*
     97,373  Guardian Savings and Loan Association (89-3-A),
              7.566%, due 05/25/19                                                82,767*
    518,248  Guardian Savings and Loan Association (89-4-A),
              7.446%, due 07/25/19                                               492,336*
    578,847  Guardian Savings and Loan Association (89-5-A),
              7.76%, due 07/25/19                                                549,905*
    839,909  Residential Funding Mortgage Securities I (97-S12-A10),
              6.7%, due 08/25/27 (PAC)                                           835,992
      1,034  Resolution Trust Corp. (91-6-C2), 2,962.2%,
              due 08/25/20 (I/O)                                                  19,121
      2,433  Resolution Trust Corp. (91-6-D2), 3,253.2%,
              due 09/25/28 (I/O)                                                  45,010
    657,505  Sears Mortgage Securities (88-A-A2), 0.878%,
              due 05/25/18 (I/O)                                                   6,707*
                                                                              ----------
             Total Collaterized Mortgage Obligations (Cost: $16,212,613)      15,272,890
                                                                              ----------

See accompanying notes to the financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999

 Principal
   Amount                                                                    Value
 ----------                                                               ------------

             U.S. Government Agency Obligations (63.2%)
 $   31,789  Federal Home Loan Mortgage Corp., Pool #212346, 9.5%,
              due 08/01/01                                                $     32,353
    639,089  Federal Home Loan Mortgage Corp., Pool #310005, 5.731%,
              due 11/01/19                                                     627,106
    276,562  Federal Home Loan Mortgage Corp., Pool #410013, 6.953%,
              due 12/01/24                                                     281,466
  3,000,000  Federal Home Loan Mortgage Corp., Pool #610967, 6.885%,
              due 04/01/28                                                   3,086,250
  1,904,603  Federal Home Loan Mortgage Corp., Pool #755313, 7.177%,
              due 06/01/28                                                   1,932,599
     88,027  Federal Home Loan Mortgage Corp., Pool #770584, 6.875%,
              due 05/01/19                                                      88,074
    217,576  Federal Home Loan Mortgage Corp., Pool #785630, 6.745%,
              due 07/01/26                                                     221,112
     86,727  Federal Home Loan Mortgage Corp., Pool #865006, 8.584%,
              due 08/01/18                                                      88,696
    112,519  Federal Home Loan Mortgage Corp., Pool #865270, 7.656%,
              due 12/01/18                                                     113,823
     72,377  Federal Home Loan Mortgage Corp., Pool #865275, 8.259%,
              due 02/01/19                                                      74,426
    102,914  Federal National Mortgage Association, Pool #163492, 8.5%,
              due 05/01/16                                                     106,412
    224,719  Federal National Mortgage Association, Pool #201909, 7.329%,
              due 09/01/19                                                     231,053
    352,383  Federal National Mortgage Association, Pool #284916, 6.791%,
              due 06/01/27                                                     357,873
    333,564  Federal National Mortgage Association, Pool #303334, 6.951%,
              due 04/01/25                                                     344,675
  1,474,527  Federal National Mortgage Association, Pool #303972, 7%,
              due 07/01/03                                                   1,480,086
    155,814  Federal National Mortgage Association, Pool #313920, 7.313%,
              due 11/01/27                                                     159,655
     97,782  Federal National Mortgage Association, Pool #358869, 7.239%,
              due 09/01/26                                                     100,057
     44,243  Federal National Mortgage Association, Pool #369080, 6.975%,
              due 04/01/27                                                      45,334
    371,188  Federal National Mortgage Association, Pool #376663, 6.67%,
              due 06/01/27                                                     375,646
     55,929  Federal National Mortgage Association, Pool #392275, 6.977%,
              due 06/01/27                                                      56,901
  1,451,902  Federal National Mortgage Association, Pool #392536, 7.6%,
              due 08/01/27                                                   1,475,452

See accompanying notes to the financial statements.

  TCW GALILEO MORTGAGE-BACKED SECURITIES FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)

 PRINCIPAL
   AMOUNT                                                                      VALUE
 ----------                                                                 ------------

             U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
 $  172,259  Federal National Mortgage Association, Pool #393943, 7.003%,
              due 07/01/27                                                  $    176,786
    107,957  Federal National Mortgage Association, Pool #394575, 6.69%,
              due 07/01/27                                                       109,877
    363,735  Federal National Mortgage Association, Pool #394996, 7.097%,
              due 08/01/27                                                       372,195
  1,890,591  Federal National Mortgage Association, Pool #396814, 6.625%,
              due 07/01/27                                                     1,899,892
    261,311  Federal National Mortgage Association, Pool #397897, 7.249%,
              due 08/01/27                                                       268,445
  2,560,540  Federal National Mortgage Association, Pool #434001, 7.321%,
              due 12/01/27                                                     2,600,549
  3,389,668  Federal National Mortgage Association, Pool #457319, 6.635%,
              due 10/01/28                                                     3,418,533
     30,616  Federal National Mortgage Association, Pool #96193, 8.428%,
              due 09/01/18                                                        31,333
  2,099,937  Government National Mortgage Association, Pool #80011, 6.125%,
              due 11/20/26                                                     2,109,660
  2,098,814  Government National Mortgage Association, Pool #80022, 6.125%,
              due 12/20/26                                                     2,108,552
  2,175,392  Government National Mortgage Association, Pool #80057, 6.375%,
              due 04/01/27                                                     2,206,663
  4,287,478  Government National Mortgage Association, Pool #80185, 6%,
              due 04/20/28                                                     4,278,689
  2,922,737  Government National Mortgage Association, Pool #80186, 6.375%,
              due 04/20/28                                                     2,923,789
                                                                            ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST: $33,770,292)     33,784,012
                                                                            ------------
             TOTAL FIXED INCOME SECURITIES (COST: $49,982,905) (91.7%)        49,056,902
                                                                            ------------
             SHORT-TERM INVESTMENTS (COST: $7,819,495) (14.6%)
  7,819,495  Repurchase Agreement, ABN Amro, dated 10/29/99, 5.3%, due 11/01/99 (Collateralized by $7,819,495 current face
              Federal Home Loan Mortgage Corp., Pool #C00874, 7%,
              due 10/01/29, valued at $7,975,889)                              7,819,495
                                                                            ------------
             TOTAL INVESTMENTS (COST: $57,802,400) (106.3%)                   56,876,397
             LIABILITIES IN EXCESS OF OTHER ASSETS (-6.3%)                    (3,380,180)
                                                                            ------------
             NET ASSETS (100.0%)                                            $ 53,496,217
                                                                            ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

I/O - Interest Only security.
I/F - Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC - Planned Amortization Class.
TAC - Target Amortization Class.

* Security valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Di-rectors.

See accompanying notes to the financial statements.

  TCW Galileo Total Return Mortgage-Backed Securities Fund
                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
Schedule of Investments                                         October 31, 1999

 Principal
   Amount    Fixed Income Securities                                          Value
 ----------  -----------------------                                        ----------
             Collaterized Mortgage Obligations (71.9% of Net Assets)
 $4,056,582  ABN Amro Mortgage Corp. (98-4-A6), 6.75%,
              due 11/25/28 (TAC)                                            $3,756,919
  2,013,462  Bear Stearns Mortgage Securities, Inc. (97-2-A5),
              6.875%, due 01/28/24                                           1,890,138
  2,000,000  CMC Securities Corp. III (94-A-A12), 6.75%, due 02/25/24 (PAC)  1,974,530
  1,500,000  CMC Securities Corp. III (94-A-A22), 8.625%,
              due 02/25/24 (I/F)                                               930,000
  4,710,119  Countrywide Funding Corp., (93-7-A5), 7%, due 11/25/23 (TAC)    4,386,571
  1,429,625  Federal Home Loan Mortgage Corp. (1422-SA), 8.502%,
              due 11/15/07 (I/F)                                             1,354,784
    126,862  Federal Home Loan Mortgage Corp. (1541-J), 6.5%,
              due 07/15/23                                                     126,649
  3,350,000  Federal Home Loan Mortgage Corp. (1620-SB), 10%,
              due 11/15/23 (I/F)                                             2,584,391
  3,357,000  Federal Home Loan Mortgage Corp. (1629-PB), 6%,
              due 05/15/23                                                   2,883,126
  1,782,000  Federal Home Loan Mortgage Corp. (1662-N), 6.25%,
              due 01/15/09                                                   1,661,394
    840,946  Federal Home Loan Mortgage Corp. (1717-MA), 6.5%,
              due 04/15/24                                                     827,373
    850,805  Federal Home Loan Mortgage Corp. (1796-E), 6%,
              due 09/15/08                                                     812,930
    733,233  Federal Home Loan Mortgage Corp. (1844-E), 6.5%,
              due 10/15/13                                                     699,399
  3,500,000  Federal Home Loan Mortgage Corp. (2020-D), 6.25%,
              due 01/15/27 (PAC)                                             3,202,255
  3,451,384  Federal Home Loan Mortgage Corp. (2052-PA),
              6.25%, due 01/15/15 (PAC)                                      3,444,619
  2,000,000  Federal Home Loan Mortgage Corp. (2061-TA),
              5.25%, due 10/15/27 (PAC)                                      1,656,680
  4,000,000  Federal Home Loan Mortgage Corp. (2121-C), 6%,
              due 02/15/29                                                   3,457,813
  1,000,000  Federal National Mortgage Association (92-215-PL),
              7.25%, due 11/25/21 (PAC)                                        990,010
    349,714  Federal National Mortgage Association (93-2-B), 7.2%,
              due 11/25/03                                                     350,864
  2,288,691  Federal National Mortgage Association (93-189-S),
              8.099%, due 10/25/23 (I/F)                                     1,698,346
  1,000,000  Federal National Mortgage Association (93-202-SZ),
              10%, due 11/25/23 (I/F) (PAC)                                    838,420
    338,099  Federal National Mortgage Association (93-223-EA),
              6.5%, due 12/25/23 (PAC)                                         336,060
  2,000,000  Federal National Mortgage Association (93-X-130A-NA),
              6.5%, due 05/25/23                                             1,925,140
  3,000,000  Federal National Mortgage Association (94-40-SA),
              8.444%, due 03/25/24 (I/F)                                     2,566,830
  1,743,479  Federal National Mortgage Association (G92-29-J), 8%,
              due 07/25/22                                                   1,767,312

See accompanying notes to financial statements.

  TCW Galileo Total Return Mortgage-Backed Securities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Continued)

 Principal
   Amount                                                                    Value
 ----------                                                               -----------

             Collaterized Mortgage Obligations (Continued)
 $3,398,485  First Union Residential Securities Trust (98-A-SA4), 7%,
              due 04/25/25                                                $ 3,245,474
    756,693  General Electric Capital Mortgage Services, Inc. (96-12-A2),
              7.25%, due 07/25/11                                             754,034
  2,925,122  General Electric Capital Mortgage Services, Inc. (97-5-A2),
              7.5%, due 06/25/27                                            2,921,709
     41,934  Government National Mortgage Association (94-2-Z), 7.991%,
              due 07/16/24                                                     42,383
  4,000,000  Government National Mortgage Association (97-2-E), 7.5%,
              due 02/20/27                                                  3,954,547
  2,942,344  Residential Accredit Loans, Inc. (97-QS-13-A7), 7.25%,
              due 12/25/27                                                  2,809,939
  2,300,000  Residential Asset Securitization Trust (98-A12-A16), 6.75%,
              due 11/25/28                                                  2,202,250
  2,876,686  Residential Funding Mortgage Securities I (95-S21-A6), 7.5%,
              due 12/26/25                                                  2,884,827
    210,896  Residential Funding Mortgage Securities I (95-S7-A9), 8%,
              due 05/25/10 (I/O)                                               23,199
                                                                          -----------
             Total Collaterized Mortgage Obligations (Cost: $65,885,952)   64,960,915
                                                                          -----------
             U.S. Government Agency Obligations (23.4%)
    421,397  Federal Home Loan Mortgage Corp., Pool #755183, 7.477%,
              due 12/01/15                                                    428,178
    300,894  Federal Home Loan Mortgage Corp., Pool #846317, 6.816%,
              due 08/01/26                                                    307,033
    827,050  Federal Home Loan Mortgage Corp., Pool #846510, 6.819%,
              due 04/01/25                                                    848,726
  1,079,108  Federal Housing Authority (#000-13002), 7.125%, due 03/01/04   1,027,850
  2,817,324  Federal Housing Authority (#012-11216), 7.185%, due 03/25/29   2,683,501
  1,855,673  Federal Housing Authority (#044-10592), 7.625%, due 08/01/22   1,804,642
  2,535,630  Federal Housing Authority (#112-43055), 9.25%, due 05/25/32    2,605,360
     10,394  Federal National Mortgage Association, Pool #029542, 8.75%,
              due 07/01/09                                                     10,846
      5,409  Federal National Mortgage Association, Pool #062420, 7.5%,
              due 03/01/06                                                      5,388
  1,941,937  Federal National Mortgage Association, Pool #252386, 6.5%,
              due 04/01/19                                                  1,883,957
    659,666  Federal National Mortgage Association, Pool #124410, 6.812%,
              due 07/01/22                                                    677,846
    181,343  Federal National Mortgage Association, Pool #137064, 6.619%,
              due 03/01/19                                                    182,572
    524,480  Federal National Mortgage Association, Pool #303786, 7.5%,
              due 02/01/11                                                    531,036

See accompanying notes to financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                OCTOBER 31, 1999

 PRINCIPAL
   AMOUNT                                                              VALUE
 ----------                                                         -----------

             U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
 $  585,063  Federal National Mortgage Association,
              Pool #310001, 6%, due 09/01/00                        $   582,828
     36,197  Federal National Mortgage Association,
              Pool #347216, 6.845%, due 06/01/26                         36,862
    367,563  Federal National Mortgage Association,
              Pool #348025, 6.699%, due 06/01/26                        372,323
  4,372,631  Federal National Mortgage Association,
              Pool #413618, 6.5%, due 03/01/18                        4,230,520
      2,554  Government National Mortgage Association,
              Pool #176192, 8.25%, due 12/15/01                           2,589
      1,789  Government National Mortgage Association,
              Pool #217350, 9.25%, due 08/15/00                           1,802
  1,528,745  Government National Mortgage Association,
              Pool #351003, 7.5%, due 07/15/28                        1,528,745
  1,399,193  Government National Mortgage Association,
              Pool #365618, 7%, due 10/15/33                          1,351,413
     26,567  Government National Mortgage Association,
              Pool #3933, 8.25%, due 07/15/04                            27,024
                                                                    -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (COST: $21,677,366)                                    21,131,041
                                                                    -----------
             U.S. TREASURY SECURITIES (0.4%)
    197,000  Certificates Accrual Treasury Strips, 0%, due 08/15/01     177,464
    177,000  Certificates Accrual Treasury Strips, 0%, due 05/15/06     117,491
    112,000  Certificates Accrual Treasury Strips, 0%, due 08/15/08      63,805
                                                                    -----------
             TOTAL U.S. TREASURY SECURITIES (COST: $353,557)            358,760
                                                                    -----------
             TOTAL FIXED INCOME SECURITIES (COST: $87,916,875)
              (95.7%)                                                86,450,716
                                                                    -----------
             SHORT-TERM INVESTMENTS (COST: $3,768,573) (4.2%)
             ------------------------------------------------
  3,768,573  Repurchase Agreement, ABN Amro, dated 10/29/99,
              5.3%, due 11/01/99 (Collateralized by $3,768,573
              current face Federal Home Loan Mortgage Corp.,
              Pool #C00874, 7%, due 10/01/29, valued at $3,843,945)   3,768,573
                                                                    -----------
             TOTAL INVESTMENTS (COST: $91,685,448) (99.9%)           90,219,289
             EXCESS OF OTHER ASSETS OVER LIABILITIES (0.1%)              92,813
                                                                    -----------
             NET ASSETS (100.0%)                                    $90,312,102
                                                                    ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

I/O - Interest Only security.
I/F - Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC - Planned Amortization Class.
TAC - Target Amortization Class.

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Fixed Income

Statements of Assets and Liabilities                            October 31, 1999

                                                                              TCW Galileo
                                                                  TCW Galileo Total Return
                             TCW Galileo TCW Galileo TCW Galileo   Mortgage-   Mortgage-
                                Money    Core Fixed  High Yield     Backed       Backed
                               Market      Income       Bond      Securities   Securities
                                Fund        Fund        Fund         Fund         Fund
                             ----------- ----------- -----------  ----------- ------------
                                             Dollar Amounts in Thousands
                                              (Except per Share Amounts)
ASSETS
 Investments, at Value
  (/1/)                      $   260,241  $  71,224  $  193,349    $  56,876   $   90,219
 Receivables for Securities
  Sold                                --         --       1,380          120           --
 Receivables for Fund
  Shares Sold                        331         --          --           --           48
 Interest Receivable               1,349      1,007       5,144          316          664
                             -----------  ---------  ----------    ---------   ----------
  Total Assets                   261,921     72,231     199,873       57,312       90,931
                             -----------  ---------  ----------    ---------   ----------
LIABILITIES
 Distributions Payable               314        375       1,596          293          529
 Payables for Securities
  Purchased                           --        270       4,417        3,414           --
 Payable for Fund Shares
  Redeemed                           194         --          --           --           --
 Payables Upon Return of
  Securities Loaned (Note
  3)                                  --        754       5,362           --           --
 Accrued Management Fees              57         25         120           57           38
 Other Accrued Expenses               56         58          91           52           52
                             -----------  ---------  ----------    ---------   ----------
  Total Liabilities                  621      1,482      11,586        3,816          619
                             -----------  ---------  ----------    ---------   ----------
NET ASSETS                   $   261,300  $  70,749  $  188,287    $  53,496   $   90,312
                             ===========  =========  ==========    =========   ==========
NET ASSETS CONSIST OF:
 Paid-in Capital             $   261,300  $  75,241  $  206,931    $  59,873   $   93,047
 Undistributed Net Realized
  Gain (Loss) on
  Investments                         --     (3,219)     (8,481)      (5,470)         115
 Unrealized (Depreciation)
  on Investments                      --     (1,817)    (10,588)        (926)      (1,466)
 Undistributed
  (Distributions in excess
  of) Net Investment Income           --        544         425           19       (1,384)
                             -----------  ---------  ----------    ---------   ----------
NET ASSETS                   $   261,300  $  70,749  $  188,287    $  53,496   $   90,312
                             ===========  =========  ==========    =========   ==========
NET ASSETS ATTRIBUTABLE TO:
 Institutional Class Shares  $   261,300  $  70,666  $  188,098    $  53,496   $   90,275
                             ===========  =========  ==========    =========   ==========
 Advisory Class Shares       $        --  $      83  $      189    $      --   $       37
                             ===========  =========  ==========    =========   ==========
CAPITAL SHARES OUTSTANDING:
 Institutional Class         261,300,243  7,500,527  21,252,538    5,578,048   10,069,812
                             ===========  =========  ==========    =========   ==========
 Advisory Class                       --      8,701      21,269           --        4,031
                             ===========  =========  ==========    =========   ==========
NET ASSET VALUE PER SHARE:
 Institutional Class         $      1.00  $    9.42  $     8.85    $    9.59   $     8.96
                             ===========  =========  ==========    =========   ==========
 Advisory Class              $        --  $    9.51  $     8.91    $      --   $     9.23
                             ===========  =========  ==========    =========   ==========

(1) The identified cost for the TCW Galileo Money Market Fund, the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Gali-leo Mortgage-Backed Securities Fund and the TCW Galileo Total Return Mort-gage-Backed Securities Fund at October 31, 1999, was $260,241, $73,154, $203,937, $57,802 and $91,685, respectively.

See accompanying notes to financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
Statements of Operations                             Year Ended October 31, 1999

                                                                      TCW
                                                          TCW       Galileo
                           TCW      TCW                 Galileo   Total Return
                         Galileo  Galileo      TCW     Mortgage-   Mortgage-
                          Money  Core Fixed  Galileo     Backed      Backed
                         Market    Income   High Yield Securities  Securities
                          Fund      Fund    Bond Fund     Fund        Fund
                         ------- ---------- ---------- ---------- ------------
                                      Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
 Interest (Note 2)       $11,128   $5,064    $19,584     $2,876      $7,483
                         -------   ------    -------     ------      ------
Expenses:
 Management Fees             541      307      1,553        232         470
 Accounting Service Fees     105       28         50         24          30
 Administration Fees          44       18         51         14          24
 Transfer Agent Fees--
  Institutional Class         35       40         43         38          39
 Transfer Agent Fees--
  Advisory Class              --        8          8         --           8
 Custodian Fees               25       20         20         13          14
 Professional Fees            31       25         44         20          29
 Directors' Fees and
  Expenses                     7        7          7          7           7
 Registration Fees--
  Institutional Class         --       --         11         --           2
 Registration Fees--
  Advisory Class              --       35         34         --          35
 Other                        40       22         76         23          35
                         -------   ------    -------     ------      ------
Total Expenses               828      510      1,897        371         693
Less Expenses Borne by
 Investment Adviser           --       49         47         20          47
                         -------   ------    -------     ------      ------
 Net Expenses                828      461      1,850        351         646
                         -------   ------    -------     ------      ------
 Net Investment Income    10,300    4,603     17,734      2,525       6,837
                         -------   ------    -------     ------      ------
NET REALIZED AND
 UNREALIZED (LOSS) ON
 INVESTMENTS AND FOREIGN
 CURRENCY
 Net Realized Gain
  (Loss) on:
 Investments                  --   (1,241)    (5,518)        --          36
 Foreign Currency             --      (31)        --         --          --
 Change in Unrealized
  Appreciation
  (Depreciation) on:
 Investments                  --   (3,229)    (2,104)      (103)     (4,058)
 Foreign Currency             --      114         --         --          --
                         -------   ------    -------     ------      ------
 Net Realized and
  Unrealized (Loss) on
  Investments and
  Foreign Currency            --   (4,387)    (7,622)      (103)     (4,022)
                         -------   ------    -------     ------      ------
INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS              $10,300   $  216    $10,112     $2,422      $2,815
                         =======   ======    =======     ======      ======

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Fixed Income

Statements of Changes in Net Assets


                                          TCW Galileo      TCW Galileo Core
                                       Money Market Fund   Fixed Income Fund
                                       ------------------  ------------------
                                          Year Ended          Year Ended
                                          October 31,         October 31,
                                       ------------------  ------------------
                                         1999      1998      1999      1998
                                       --------  --------  --------  --------
                                           Dollar Amounts in Thousands
OPERATIONS
 Net Investment Income                 $ 10,300  $ 14,062  $  4,603  $  3,677
 Net Realized Gain (Loss) on
  Investments and Foreign Currency           --        --    (1,272)    1,270
 Change in Unrealized Appreciation
  (Depreciation) on Investments and
  Foreign Currency                           --        --    (3,115)      853
                                       --------  --------  --------  --------
 Increase in Net Assets Resulting from
  Operations                             10,300    14,062       216     5,800
                                       --------  --------  --------  --------

DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment
  Income:
  Institutional Class                   (10,300)  (14,062)   (4,137)   (4,170)
  Advisory Class                             --        --        (2)       --
                                       --------  --------  --------  --------
 Total Distributions to Shareholders    (10,300)  (14,062)   (4,139)   (4,170)
                                       --------  --------  --------  --------

NET CAPITAL SHARE TRANSACTIONS (NOTE
 8)
 Institutional Class                     18,849    19,680   (88,408)  141,998
 Advisory Class                              --        --        84        --
                                       --------  --------  --------  --------
 Increase (Decrease) in Net Assets
  Resulting from Net Capital Share
  Transactions                           18,849    19,680   (88,324)  141,998
                                       --------  --------  --------  --------
 Increase (Decrease) in Net Assets       18,849    19,680   (92,247)  143,628
NET ASSETS
 Beginning of Year                      242,451   222,771   162,996    19,368
                                       --------  --------  --------  --------
 End of Year                           $261,300  $242,451  $ 70,749  $162,996
                                       ========  ========  ========  ========

See accompanying notes to financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                          TCW Galileo        TCW Galileo
                                          High Yield       Mortgage-Backed
                                           Bond Fund       Securities Fund
                                       ------------------  ----------------
                                          Year Ended         Year Ended
                                          October 31,        October 31,
                                       ------------------  ----------------
                                         1999      1998     1999     1998
                                       --------  --------  -------  -------
                                          Dollar Amounts in Thousands
OPERATIONS
 Net Investment Income                 $ 17,734  $ 18,130  $ 2,525  $ 1,812
 Net Realized (Loss) on Investments      (5,518)   (2,950)      --      (15)
 Change in Unrealized Appreciation
  (Depreciation) on Investments          (2,104)  (13,024)    (103)     512
                                       --------  --------  -------  -------
 Increase in Net Assets Resulting from
  Operations                             10,112     2,156    2,422    2,309
                                       --------  --------  -------  -------

DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment Income:
  Institutional Class                   (17,287)  (18,426)  (2,506)    (593)
  Advisory Class                             (9)       --       --       --
 Distributions in Excess of Net
  Investment Income                          --       (13)      --       --
 Distributions from Net Realized Gains       --    (2,884)      --   (2,222)
                                       --------  --------  -------  -------
 Total Distributions to Shareholders    (17,296)  (21,323)  (2,506)  (2,815)
                                       --------  --------  -------  -------

NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
 Institutional Class                     29,567   (23,892)   9,941  (11,162)
 Advisory Class                             202        --       --       --
                                       --------  --------  -------  -------
 Increase (Decrease) in Net Assets
  Resulting from Net Capital Share
  Transactions                           29,769   (23,892)   9,941  (11,162)
                                       --------  --------  -------  -------
 Increase (Decrease) in Net Assets       22,585   (43,059)   9,857  (11,668)

NET ASSETS
 Beginning of Year                      165,702   208,761   43,639   55,307
                                       --------  --------  -------  -------
 End of Year                           $188,287  $165,702  $53,496  $43,639
                                       ========  ========  =======  =======

See accompanying notes to financial statements.

  TCW GALILEO FUNDS, INC.

--------------------------------------------------------------------------------
  U.S. FIXED INCOME

STATEMENT OF CHANGES IN NET ASSETS

                                                    TCW GALILEO TOTAL RETURN
                                                         MORTGAGE-BACKED
                                                         SECURITIES FUND
                                                    --------------------------
                                                     YEAR ENDED OCTOBER 31,
                                                    --------------------------
                                                        1999          1998
                                                    ------------  ------------
                                                        DOLLAR AMOUNTS IN
                                                            THOUSANDS
OPERATIONS
 Net Investment Income                              $      6,837  $      7,475
 Net Realized Gain on Investments                             36            41
 Change in Unrealized (Depreciation) on Investments       (4,058)         (551)
                                                    ------------  ------------
 Increase in Net Assets Resulting from Operations          2,815         6,965
                                                    ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment Income -
  Institutional Class                                     (6,750)       (7,762)
 Distributions in Excess of Net Investment Income -
  Institutional Class                                     (1,384)          (87)
 Distributions from Net Realized Gains                        --          (435)
                                                    ------------  ------------
 Total Distributions to Shareholders                      (8,134)       (8,284)
                                                    ------------  ------------

NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
 Institutional Class                                      (5,907)       21,378
 Advisory Class                                               37            --
                                                    ------------  ------------
 Increase (Decrease) in Net Assets Resulting from
  Net Capital Share Transactions                          (5,870)       21,378
                                                    ------------  ------------
 Increase (Decrease) in Net Assets                       (11,189)       20,059

NET ASSETS
 Beginning of Year                                       101,501        81,442
                                                    ------------  ------------
 End of Year                                        $     90,312  $    101,501
                                                    ============  ============

See accompanying notes to financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------

Notes to Financial Statements                                   October 31, 1999


Note 1 -- Organization

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of 20 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). On January 3, 2000, the Advisor changed its name to TCW Investment Management Company, Inc. TCW Funds Management, Inc. (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, and the TCW Galileo Japanese Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. For the period November 1, 1998 through February 28, 1999, TCW Investment Management Company, was also the administrator of the Funds' day-to-day operations. As of March 1, 1999, Investors Bank & Trust Company became the administrator of the Funds.

The Funds' financial statements are separated into three reports: 1) U.S. Equi-ties Funds, 2) U.S. Fixed Income Funds, and 3) International Funds. However, all Funds are listed below along with their investment objectives, and are cur-rently offered by the Company.

U.S. Equities

 TCW Galileo Fund                       Investment Objective
 ----------------                       --------------------------------------
 Convertible Securities Fund

 TCW Galileo Convertible Securities     Seeks high total return from current
  Fund                                  income and capital appreciation
                                        through investment principally in con-
                                        vertible securities.

 Non-Diversified U.S. Equity Funds

 TCW Galileo Aggressive Growth Equities Seeks long-term capital appreciation,
  Fund (formerly TCW Galileo Mid-Cap    primarily by investing in publicly-
  Growth Fund)                          traded equity securities of medium
                                        capitalization companies.

 TCW Galileo Earnings Momentum Fund     Seeks capital appreciation through
                                        investment primarily in publicly-
                                        traded equity securities of companies
                                        experiencing or expected to experience
                                        accelerating earnings growth.

 TCW Galileo Large Cap Growth Fund      Seeks long-term appreciation by
                                        investing primarily in publicly traded
                                        equity securities of large
                                        capitalization U.S. companies with
                                        above average earnings prospects.

 TCW Galileo Large Cap Value Fund       Seeks long-term capital appreciation
                                        by investing primarily in publicly
                                        traded equity securities of large cap-
                                        italization companies.

 TCW Galileo Select Equities Fund       Emphasizes capital appreciation and
  (formerly TCW Galileo Core Equities   preservation with focus on long-term
  Fund)                                 results.

 TCW Galileo Small Cap Growth Fund      Seeks long-term capital appreciation,
                                        primarily by investing in publicly-
                                        traded equity securities of smaller
                                        capitalization companies.

 TCW Galileo Value Opportunities Fund   Seeks capital appreciation by invest-
                                        ing at least 65% of its total assets,
                                        under normal circumstances, in pub-
                                        licly traded equity securities issued
                                        by small and medium companies with
                                        market capitalization at the time of
                                        purchase between $500 million and
                                        $5 billion.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Fixed Income

Notes to Financial Statements (Continued)


Note 1 -- Organization (Continued)

U.S. Fixed Income

 TCW Galileo Fund                       Investment Objective
 ----------------                       --------------------------------------
 Diversified Money Market Fund

 TCW Galileo Money Market Fund          Seeks current income, preservation of
                                        capital and liquidity by investing in
                                        short-term money market securities.

 Diversified Fixed Income Funds

 TCW Galileo Core Fixed Income Fund     Seeks capital appreciation and income
                                        through investment principally in core
                                        fixed income securities emphasizing
                                        high quality and liquid investments.

 TCW Galileo High Yield Bond Fund       Seeks high current income through
                                        investment principally in high yield
                                        fixed income securities.

 TCW Galileo Mortgage-Backed Securities Seeks income by investing primarily in
  Fund                                  short-term mortgage-backed securities.

 TCW Galileo Total Return Mortgage-     Seeks income by investing primarily in
  Backed Securities Fund (formerly TCW  long-term mortgage-backed securities.
  Galileo Long Term Mortgage-Backed
  Securities Fund)

International

 TCW Galileo Fund                       Investment Objective
 ----------------                       --------------------------------------
 Non-Diversified International Equity
  Funds

 TCW Galileo Asia Pacific Equities Fund Seeks long-term capital appreciation, primarily by investing in equity
                                        securities of companies in the Asia
                                        Pacific region.

 TCW Galileo Emerging Markets Equities  Seeks long-term capital appreciation
  Fund                                  by investing in equity securities of
                                        companies in emerging market countries
                                        around the world.

 TCW Galileo European Equities Fund     Seeks long-term capital appreciation
                                        by investing primarily in the
                                        securities of issuers located in
                                        Europe.

 TCW Galileo International Equities     Seeks long-term capital appreciation
  Fund                                  by investing in a mix of underlying
                                        TCW Galileo Funds.

 TCW Galileo Japanese Equities Fund     Seeks long-term capital appreciation
                                        by investing primarily in Japanese
                                        equity securities.

 TCW Galileo Latin America Equities     Seeks long-term capital appreciation,
  Fund                                  primarily by investing in Latin
                                        American equity securities.

 Non-Diversified Fixed Income Fund

 TCW Galileo Emerging Markets Income    Seeks high total return from capital
  Fund                                  appreciation and current income by
                                        investing at least 65% of its total
                                        assets in debt securities issued or
                                        guaranteed by companies, financial
                                        institutions, and government entities
                                        in emerging market countries.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999


As of March 1, 1999, nine funds (TCW Galileo Select Equities Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo European Equities Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo High Yield Bond Fund) commenced offering two classes of shares, Institutional Class shares and Advisory Class shares. Shares of each class of the Funds represent an equal pro rata interest in the Funds and generally give the shareholder the same voting, dividend, liq-uidation, and other rights. The Institutional Class shares are offered at the current net asset value. The Advisory Class shares are also offered at the cur-rent net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Note 2 -- Significant Accounting Policies

The following is a summary of significant accounting policies which are in con-formity with generally accepted accounting principles and which are consist-ently followed by the Funds in the preparation of their financial statements. The preparation of the financial statements in accordance with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Security Valuations: The value of securities held in the TCW Galileo Money Mar-ket Fund is determined by using the amortized cost method applied to each indi-vidual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, including the bond fund securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and un-der the general supervision of the Company's Board of Directors.

For Funds other than TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. The TCW Galileo Core Fixed Income Fund and the TCW Galileo High Yield Bond Fund recognize as interest income discounts on securities purchased using a constant yield to maturity accretion method. Original issue discount is accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are not amortized, except for mortgage backed obligations for which amortization has been elected as allowed by federal income tax

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Fixed Income

Notes to Financial Statements (Continued)

Note 2 -- Significant Accounting Policies (Continued)

regulations and securities held by the TCW Galileo Core Fixed Income Fund. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain
(loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of October 31, 1999.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as col-lateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; how-ever, in the event of default or bankruptcy by the other party to the agree-ments, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending: On December 17, 1998, the Funds' Board of Directors approved securities lending to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compen-sation for lending their securities (See Note 3).

Options: Premiums received from call options written are recorded as a liabili-ty. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums re-ceived are added to the proceeds from the sale of the underlying securities and a gain or loss is realized.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999

Call options purchased are accounted for in the same manner as portfolio secu-rities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the year ended October 31, 1999.

Allocation of Operating Activity: Investment income, common expenses and real-ized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations. All other expenses are charged to each Fund as incurred on a specific identification basis.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by di-viding the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Standard Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Standard Time for the other Funds.

Dividends and Distributions: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed in-come funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign cur-rency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to share-holder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements re-quires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 -- Security Lending

The funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of October 31, 1999:

                                      Market
                                     Value of             Security
                                      Loaned   Collateral Lending
                                    Securities   Value     Fees*
                                    ---------- ---------- --------
TCW Galileo Core Fixed Income Fund  $  733,841 $  754,000  $3,235
TCW Galileo High Yield Bond Fund     5,222,477  5,361,500   2,054

* Net of broker fees.

Securities lending fees are included in interest income in the Statements of Operations.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)

  U.S. Fixed Income

Note 4 -- Federal Income Taxes

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At October 31, 1999, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (Amounts in Thousands):

                                                                   TCW Galileo
                                                   TCW Galileo    Total Return
                         TCW Galileo TCW Galileo    Mortgage-       Mortgage-
                         Core Fixed  High Yield      Backed          Backed
                         Income Fund  Bond Fund  Securities Fund Securities Fund
                         ----------- ----------- --------------- ---------------
Unrealized Appreciation    $   297    $  1,069       $   207         $ 1,788
Unrealized
 (Depreciation)             (2,325)    (11,861)       (1,133)         (3,254)
                           -------    --------       -------         -------
Net Unrealized
 (Depreciation)            $(2,028)   $(10,792)      $  (926)        $(1,466)
                           =======    ========       =======         =======
Cost of Investments for
 Federal Income Tax
 Purposes                  $73,252    $204,141       $57,802         $91,685
                           =======    ========       =======         =======

At October 31, 1999, the following Funds had net realized loss carryforwards for federal income tax purposes (Amounts in Thousands):

                                                    Expiring in
                                        -----------------------------------
                                        2002  2003  2004 2005  2006   2007
                                        ---- ------ ---- ---- ------ ------
TCW Galileo Core Fixed Income Fund      $641 $  644 $ -- $ -- $   -- $1,259
TCW Galileo High Yield Bond Fund          --     --   --   --  2,560  5,718
TCW Galileo Mortgage-Backed Securities
 Fund                                    446  4,068  861   73    406     --

Note 5 -- Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

   TCW Galileo Money Market Fund                             0.25%
   TCW Galileo Core Fixed Income Fund                        0.40%
   TCW Galileo High Yield Bond Fund                          0.75%
   TCW Galileo Mortgage-Backed Securities Fund               0.50%
   TCW Galileo Total Return Mortgage-Backed Securities Fund  0.50%

For the period November 1, 1998 through February 28, 1999, when the Advisor was the administrator of the Funds, the TCW Galileo Money Market Fund reimbursed the Advisor for the cost of providing accounting services in an amount not ex-ceeding an annual rate of 0.10% of the Fund's average daily net assets. Each of the other Funds also reimbursed the Advisor for the cost of providing account-ing services in an amount not exceeding $35,000 for any fiscal year.

The ordinary operating expenses of the TCW Galileo Money Market Fund is limited to 0.40% of the Fund's daily net assets. Effective March 15, 1999 the ordinary operating expenses (each share class) of the other funds are limited to the av-erage of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999


subject to change on a monthly basis. At October 31, 1999, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each fund were:

   TCW Galileo Core Fixed Income Fund                        1.00%
   TCW Galileo High Yield Bond Fund                          1.30%
   TCW Galileo Total Return Mortgage-Backed Securities Fund  1.00%

Effective May 1, 1999, the ordinary operating expenses of the TCW Galileo Mort-gage-Backed Securities Fund is limited to 0.53% of daily net assets.

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

Note 6 -- Distribution Plan

The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisory Class shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisory Class shares for distribution and related services. Distribution fees for the period March 1, 1999 (Commencement of offering of Advisory Class shares) were less than $1,000 for each Fund and as a result, are not disclosed in the Statements of Operations.

Note 7 -- Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 1999, were as follows (Amounts in Thousands):

                                                                 TCW Galileo
                                                 TCW Galileo    Total Return
                       TCW Galileo TCW Galileo    Mortgage-       Mortgage-
                       Core Fixed  High Yield      Backed          Backed
                       Income Fund  Bond Fund  Securities Fund Securities Fund
                       ----------- ----------- --------------- ---------------
Purchases at Cost        $27,911    $285,525       $ 1,957         $10,328
                         =======    ========       =======         =======
Sales Proceeds           $96,358    $248,453       $ 6,946         $ 2,562
                         =======    ========       =======         =======
U.S. Government
 Purchases at Cost       $75,112    $     --       $31,167         $14,648
                         =======    ========       =======         =======
U.S. Government Sales
 Proceeds                $67,669    $     --       $14,912         $26,621
                         =======    ========       =======         =======

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)

  U.S. Fixed Income

Note 8 -- Capital Share Transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

TCW Galileo Money Market Fund                Year Ended                       Year Ended
                                          October 31, 1999                 October 31, 1998
                                    ------------------------------  -------------------------------
                                                        Amount                           Amount
                                        Shares      (in thousands)      Shares       (in thousands)
                                    --------------  --------------  ---------------  --------------
Shares Sold                          2,699,538,689   $ 2,699,539      3,148,816,550   $ 3,148,816
Shares Issued Upon
 Reinvestment of
 Dividends                               7,371,745         7,372          8,491,656         8,492
Shares Redeemed                     (2,688,061,688)   (2,688,062)    (3,137,627,742)   (3,137,628)
                                    --------------   -----------    ---------------   -----------
Net Increase                            18,848,746   $    18,849         19,680,464   $    19,680
                                    ==============   ===========    ===============   ===========
TCW Galileo Core Fixed Income Fund           Year Ended                       Year Ended
Institutional Class                       October 31, 1999                 October 31, 1998
                                    ------------------------------  -------------------------------
                                                        Amount                           Amount
                                        Shares      (in thousands)      Shares       (in thousands)
                                    --------------  --------------  ---------------  --------------
Shares Sold                              3,702,145   $    35,593         22,816,543   $   224,517
Shares Issued Upon
 Reinvestment of
 Dividends                                 326,089         3,172            263,818         2,578
Shares Redeemed                        (13,006,199)     (127,173)        (8,614,835)      (85,097)
                                    --------------   -----------    ---------------   -----------
Net Increase (Decrease)                 (8,977,965)  $   (88,408)        14,465,526   $   141,998
                                    ==============   ===========    ===============   ===========
TCW Galileo Core Fixed Income Fund          Period Ended
Advisory Class                            October 31, 1999 (/1/)
                                    ------------------------------
                                                        Amount
                                        Shares      (in thousands)
                                    --------------  --------------
Shares Sold                                  8,529   $        83
Shares Issued Upon
 Reinvestment of
 Dividends                                     172             1
                                    --------------   -----------
Net Increase                                 8,701   $        84
                                    ==============   ===========

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

TCW Galileo High Yield          Year Ended                   Year Ended
Bond Fund Institutional      October 31, 1999             October 31, 1998
Class                    --------------------------  ---------------------------
                                          Amount                       Amount
                           Shares     (in thousands)    Shares     (in thousands)
                         -----------  -------------  ------------  -------------
Shares Sold               15,528,524    $ 144,250       8,469,692    $  84,380
Shares Issued Upon
 Reinvestment of
 Dividends                 1,547,242       14,195       1,952,231       19,439
Shares Redeemed          (13,828,336)    (128,878)    (13,063,683)    (127,711)
                         -----------    ---------    ------------    ---------
Net Increase (Decrease)    3,247,430    $  29,567      (2,641,760)   $ (23,892)
                         ===========    =========    ============    =========

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999


TCW Galileo High Yield Bond Fund       Period Ended
Advisory Class                    October 31, 1999 (/1/)
                                  -----------------------
                                               Amount
                                  Shares   (in thousands)
                                  -------  --------------
Shares Sold                        36,157      $ 345
Shares Issued Upon Reinvestment
 of Dividends                         790          7
Shares Redeemed                   (15,678)      (150)
                                  -------      -----
Net Increase                       21,269      $ 202
                                  =======      =====

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

TCW Galileo Mortgage-           Year Ended                 Year Ended
Backed                       October 31, 1999           October 31, 1998
Securities Fund          -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Sold               1,189,983     $ 11,464     2,948,909     $ 28,585
Shares Issued Upon
 Reinvestment of
 Dividends                  147,725        1,418       242,345        2,343
Shares Redeemed            (306,134)      (2,941)   (4,345,900)     (42,090)
                         ----------     --------    ----------     --------
Net Increase (Decrease)   1,031,574     $  9,941    (1,154,646)    $(11,162)
                         ==========     ========    ==========     ========
TCW Galileo Total
Return Mortgage-Backed          Year Ended                 Year Ended
Securities Fund              October 31, 1999           October 31, 1998
Institutional Class      -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Sold               1,086,156     $ 10,319     2,490,553     $ 24,464
Shares Issued Upon
 Reinvestment of
 Dividends                  809,473        7,598       782,364        7,673
Shares Redeemed          (2,226,690)     (23,824)   (1,090,917)     (10,759)
                         ----------     --------    ----------     --------
Net Increase (Decrease)    (331,061)    $ (5,907)    2,182,000     $ 21,378
                         ==========     ========    ==========     ========
TCW Galileo Total
Return Mortgage-Backed         Period Ended
Securities Fund           October 31, 1999 (/1/)
Advisory Class           --------------------------
                                         Amount
                           Shares    (in thousands)
                         ----------  --------------
Shares Sold                   4,015     $     37
Shares Issued Upon
 Reinvestment of
 Dividends                       16           --
                         ----------     --------
Net Increase                  4,031     $     37
                         ==========     ========

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  U.S. Fixed Income

Notes to Financial Statements (Continued)


Note 9 -- Restricted Securities

The following restricted securities held by the Funds as of October 31, 1999, were valued both at the date of acquisition and October 31, 1999, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

TCW Galileo Core Fixed Income Fund:

 Principal                                                   Date of
  Amount   Investment                                      Acquisition   Cost
 --------- ---------------------------------------------   ----------- --------
 $ 75,000  Concentra Operating Corp., (144A),13%, due       08/05/99
            08/15/09                                                   $ 75,000
  100,000  Consolidated Container Companies, LLC,           06/24/99
            (144A), 10.125%, due 07/15/09                               100,281
   75,000  Hanger Orthopedic Group, Inc., (144A),           06/09/99
            11.25%, due 06/15/09                                         75,000
   75,000  Insight MidWest L.P. & Insight Capital, Inc.,    09/28/99
            (144A), 9.75%, due 10/01/09                                  75,000
   75,000  JL French Automotive Castings, Inc., (144A),     05/25/99
            11.5%, due 06/01/09                                          75,000
   75,000  Juno Lighting, Inc., (144A), 11.875%, due        06/24/99
            07/01/09                                                     74,462
  100,000  Metris Companies, Inc., (144A), 10.125%, due     07/08/99
            07/15/06                                                     95,800
  100,000  Panolam Industries International, Inc.,          02/10/99
            (144A), 11.5%, due 02/15/09                                 100,000
  300,000  PSINet, Inc., (144A), 11%, due 08/01/09          07/16/99    298,750
  100,000  Primus Telecom Group, Inc., (144A), 12.75%,      10/12/99
            due 10/15/09                                                100,000
  100,000  Rhythm's NetConnections, Inc., (144A),           04/16/99
            12.75%, due 04/15/09                                        100,469
   75,000  Transportation Manufacturing Co., (144A)         06/14/99
            11.25%, due 05/01/09                                         73,931
   75,000  Unilab Finance Corp., (144A), 12.75%, due        09/21/99
            10/01/09                                                     72,951
   50,000  Von Hoffman Press, Inc., (144A), 10.875%, due    06/18/99
            05/15/07                                                     52,218
  500,000  Worldwide Fiber, Inc., 12%, due 08/01/09         07/23/99    493,750

The total value of restricted securities is $1,847,188, which represents 2.6% of net assets of the Fund at October 31, 1999.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
                                                                October 31, 1999


TCW Galileo High Yield Bond Fund:

 Principal                                                 Date of
   Amount   Investment                                   Acquisition    Cost
 ---------  ------------------------------------------   ----------- ----------
 $  825,000 Avis Rent A Car. Inc., (144A), 11%, due       06/25/99
             05/01/09                                                $  825,000
    850,000 California Steel Industries, (144A), 8.5%,    03/30/99
             due 04/01/09                                               822,250
    500,000 Consolidated Container Companies, LLC,        06/24/99
             (144A), 10.125%, due 07/15/09                              501,125
    850,000 Concentra Operating Corp., (144A), 13%,       08/05/99
             due 08/15/09                                               850,000
    350,000 General Chemical Industrial Products,         04/22/99
             (144A), 10.625%, due 05/01/09                              339,000
  1,000,000 Gentek, Inc., (144A), 11%, due 08/01/09       08/03/99    1,000,000
  1,000,000 Hanger Orthopedic Group, (144A), 11.25%,      06/09/99
             due 06/15/09                                             1,000,000
    915,000 Huntsman Industries/Specialty Chemical        11/03/98
             Corp., (144A), 9.5%, due 07/01/07                          898,153
  1,175,000 Huntsman ICI Chemiclas, LLC, (144A),          06/22/99
             10.125%, due 07/01/09                                    1,175,000
    500,000 Insight Midwest L.P. & Insight Capital,       09/28/99
             Inc., (144A) 9.75%, due 10/01/09                           500,000
  1,300,000 JL French Automotive Castings, Inc.,          05/25/99
             (144A), 11.5%, due 06/01/09                              1,300,000
    700,000 Juno Lighting, Inc., (144A), 11.875%, due     06/24/99
             07/01/09                                                   696,160
  1,400,000 KMC Telecom Holdings, Inc., (144A), 13.5%,    05/19/99
             due 05/15/09                                             1,400,000
    500,000 Lear Corp., (144A), 8.11%, due 05/15/09       05/13/99      500,000
    900,000 Lifepoint Hospitals Holdings, (144A),         05/04/99
             10.75%, due 05/15/09                                       900,000
  1,200,000 Metris Companies, Inc., (144A), 10.125%,      07/08/99
             due 07/15/06                                             1,149,600
  1,725,000 Packaging Corp. of America (144A), 9.625%,    03/31/99
             due 04/01/09                                             1,771,813
  1,140,000 Panolam Industries International, (144A),     02/10/99
             11.5%, due 02/15/09                                      1,145,500
  1,750,000 Primus Telecom Group, Inc., (144A),           10/12/99
             12.75%, due 10/15/09                                     1,750,000
  1,900,000 PSINet, Inc., (144A), 11%, due 08/01/09       07/16/99    1,898,125
  2,875,000 Rhythms NetConnections, Inc., (144A),         04/16/99
             12.75%, due 04/15/09                                     2,828,281
    750,000 Sterling Chemicals, Inc., (144A), 12.375%,    07/19/99
             due 07/15/06                                               750,000
    625,000 Swift Energy Company, Inc., (144A),           07/30/99
             10.25%, due 08/01/09                                       620,225
    700,000 Transportation Manufacturing Operation        06/14/99
             Co., (144A), 11.25%, due 05/01/09                          690,025
    900,000 Unilab Finance Corp., (144A), 12.75%, due     09/21/99
             10/01/99                                                   875,412
    855,000 Von Hoffman Press, Inc., (144A), 10.875%,     06/18/99
             due 05/15/07                                               913,113
  2,575,000 Worldwide Fiber, Inc., (144A), 12%, due       07/23/99
             08/01/09                                                 2,556,250

The total value of restricted securities is $28,495,288 which represents 15.1% of net assets of the Fund at October 31, 1999.

  TCW Galileo Money Market Fund

--------------------------------------------------------------------------------
  U.S. Fixed Income

Financial Highlights


                                    Year Ended October 31,
                          -----------------------------------------------------------
                            1999      1998      1997            1996           1995
                          --------  --------  --------        --------        -------
Net Asset Value per
 Share, Beginning of
 Year                     $   1.00  $   1.00  $   1.00        $   1.00        $  1.00
                          --------  --------  --------        --------        -------
Income from Investment
 Operations:
 Net Investment Income      0.0434    0.0519    0.0516          0.0509         0.0549
                          --------  --------  --------        --------        -------
Less Distributions:
 Distributions from Net
  Investment Income        (0.0434)  (0.0519)  (0.0516)        (0.0509)       (0.0549)
                          --------  --------  --------        --------        -------
Net Asset Value per
 Share, End of Year       $   1.00  $   1.00  $   1.00        $   1.00        $  1.00
                          ========  ========  ========        ========        =======
Total Return                  4.85%     5.31%     5.29%           5.21%          5.67%

Ratios/Supplemental
 Data:

Net Assets, End of
 Period (in thousands)    $261,300  $242,451  $222,771        $233,671        $86,302

Ratio of Net Expenses to                0.40%
 Average Net Assets           0.38%    (/1/)      0.40% (/1/)     0.40% (/1/)    0.40% (/1/)

Ratio of Net Investment
 Income to Average Net
 Assets                       4.76%     5.19%     5.17%           5.04%          5.49%

(1) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.40% of net assets as disclosed in Note5 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.41%, 0.40%, 0.44%, and 0.46% for the fiscal years ended October 31, 1998, 1997, 1996 and 1995, respectively.

See accompanying notes to financial statements.

  TCW Galileo Core Fixed Income Fund

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
  Institutional Class

Financial Highlights

                                   Year Ended October 31,
                          --------------------------------------------------
                           1999            1998     1997     1996     1995
                          -------        --------  -------  -------  -------
Net Asset Value per
 Share, Beginning
 of Year                  $  9.89        $   9.62  $  9.45  $  9.61  $  8.94
                          -------        --------  -------  -------  -------
Income (Loss) from
 Investment Operations:
 Net Investment Income       0.57            0.55     0.58     0.55     0.58
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            (0.50)           0.29     0.19    (0.16)    0.62
                          -------        --------  -------  -------  -------
  Total from Investment
   Operations                0.07            0.84     0.77     0.39     1.20
                          -------        --------  -------  -------  -------
Less Distributions:
 Distributions from Net
  Investment Income         (0.54)          (0.57)   (0.60)   (0.55)   (0.53)
                          -------        --------  -------  -------  -------
Net Asset Value per
 Share, End of Year       $  9.42        $   9.89  $  9.62  $  9.45  $  9.61
                          =======        ========  =======  =======  =======
Total Return                 0.69%           9.02%    8.45%    4.26%   13.92%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period (in thousands)    $70,666        $162,996  $19,368  $25,006  $36,236
Ratio of Net Expenses to
 Average Net Assets          0.58% (/1/)     0.62%    0.93%    0.76%    0.68% (/1/)
Ratio of Net Investment
 Income to Average Net
 Assets                      5.83%           5.60%    6.13%    5.85%    6.38%
Portfolio Turnover Rate    136.63%         272.77%  142.96%  238.73%  223.78%

(1) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.59% and 0.72% for the years ended October 31, 1999 and 1995, respectively.

See accompanying notes to financial statements.

  TCW Galileo Core Fixed Income Fund

--------------------------------------------------------------------------------
  Advisory Class

Financial Highlights

                                                         March 1, 1999
                                                            through
                                                        October 31, 1999
                                                        ----------------
Net Asset Value per Share, Beginning of Period               $ 9.74
                                                             ------
Income (Loss) from Investment Operations:
 Net Investment Income                                         0.37
 Net Realized and Unrealized Gain (Loss) on Investments       (0.35)
                                                             ------
  Total from Investment Operations                             0.02
                                                             ------
Less Distributions:
 Distributions from Net Investment Income                     (0.25)
                                                             ------
 Net Asset Value per Share, End of Period                    $ 9.51
                                                             ======
Total Return                                                   0.17% (/1/)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                     $   83

Ratio of Net Expenses to Average Net Assets                    1.00% (/2/)(/3/)

Ratio of Net Investment Income to Average Net Assets           5.68% (/2/)

Portfolio Turnover Rate                                      136.63%

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's oper-ating results.
(2) Annualized.
(3) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 in the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 134.10% for the period from March 1, 1999 (Commencement of offering of Advisory Class shares) to October 31, 1999.

See accompanying notes to financial statements.

  TCW Galileo High Yield Bond Fund

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
  Institutional Class

Financial Highlights


                                   Year Ended October 31,
                         -----------------------------------------------
                           1999      1998      1997      1996     1995
                         --------  --------  --------  --------  -------
Net Asset Value per
 Share, Beginning of
 Year                    $   9.20  $  10.11  $   9.77  $   9.74  $  9.43
                         --------  --------  --------  --------  -------
Income (Loss) from
 Investment Operations:
 Net Investment Income       0.80      0.88      0.91      0.89     0.92
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            (0.37)    (0.74)     0.34      0.03     0.39
                         --------  --------  --------  --------  -------
  Total from Investment
   Operations                0.43      0.14      1.25      0.92     1.31
                         --------  --------  --------  --------  -------
Less Distributions:
 Distributions from Net
  Investment Income         (0.78)    (0.89)    (0.91)    (0.89)   (1.00)
 Distributions in Excess
  of Net Investment
  Income                       --     (0.01)       --        --       --
 Distributions from Net
  Realized Gains               --     (0.15)       --        --       --
                         --------  --------  --------  --------  -------
  Total Distributions       (0.78)    (1.05)    (0.91)    (0.89)   (1.00)
                         --------  --------  --------  --------  -------
Net Asset Value per
 Share, End of Year      $   8.85  $   9.20  $  10.11  $   9.77  $  9.74
                         ========  ========  ========  ========  =======
Total Return                 4.60%     1.18%    13.26%     9.92%   14.65%

Ratios/Supplemental
 Data:

Net Assets, End of
 Period (in thousands)   $188,098  $165,702  $208,761  $183,815  $92,652

Ratio of Expenses to
 Average Net Assets          0.90%     0.85%     0.83%     0.90%    0.87% (/1/)

Ratio of Net Investment
 Income to Average Net
 Assets                      8.60%     8.89%     9.10%     9.21%    9.60%

Portfolio Turnover Rate    128.15%    92.24%   109.45%    82.56%   36.32%

(1) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.88% for the year ended October 31, 1995.

See accompanying notes to financial statements.

  TCW Galileo High Yield Bond Fund

--------------------------------------------------------------------------------
  Advisory Class

Financial Highlights


                                                       March 1, 1999
                                                          through
                                                      October 31, 1999
                                                      ----------------
Net Asset Value per Share, Beginning of Period             $ 9.39
                                                           ------

Income from Investment Operations:

 Net Investment Income                                       0.55

 Net Realized and Unrealized Gain on Investments            (0.57)
                                                           ------

  Total from Investment Operations                          (0.02)
                                                           ------

Less Distributions:

 Distributions from Net Investment Income                   (0.46)
                                                           ------

  Total Distributions                                       (0.46)
                                                           ------

 Net Asset Value per Share, End of Period                  $ 8.91
                                                           ======

 Total Return                                               (0.24)% (/1/)

 Ratios/Supplemental Data:

 Net Assets, End of Period (in thousands)                  $  189

 Ratio of Net Expenses to Average Net Assets                 1.30 % (/2/)(/3/)

 Ratio of Net Investment Income to Average Net Assets        8.78 % (/2/)(/3/)

 Portfolio Turnover Rate                                   128.15 %

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's operating results.
(2) Annualized.
(3) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 in the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 47.83% for the period from March 1, 1999 (Commencement of offering of Advisory Class shares) to October 31, 1999.

See accompanying notes to financial statements.

  TCW Galileo Mortgage-Backed Securities Fund

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
Financial Highlights


                                  Year Ended October 31,
                          -------------------------------------------------
                           1999           1998     1997     1996     1995
                          -------        -------  -------  -------  -------
Net Asset Value per
 Share, Beginning of
 Year                     $  9.60        $  9.70  $  9.67  $  9.58  $  9.41
                          -------        -------  -------  -------  -------
Income (Loss) from
 Investment Operations:
 Net Investment Income       0.59           0.35     0.58     0.51     0.67
 Net Realized and
  Unrealized Gain (Loss)
  on Investments            (0.09)          0.10     0.05     0.22     0.25
                          -------        -------  -------  -------  -------
  Total from Investment
   Operations                0.50           0.45     0.63     0.73     0.92
                          -------        -------  -------  -------  -------
Less Distributions:
 Distributions from Net
  Investment Income         (0.51)         (0.11)   (0.38)   (0.46)   (0.71)
 Distributions in Excess
  of Net Investment
  Income                       --             --    (0.22)   (0.18)   (0.04)
 Distributions from
  Paid-in-Capital              --          (0.44)      --       --       --
                          -------        -------  -------  -------  -------
  Total Distributions       (0.51)         (0.55)   (0.60)   (0.64)   (0.75)
                          -------        -------  -------  -------  -------
Net Asset Value per
 Share, End of Year       $  9.59        $  9.60  $  9.70  $  9.67  $  9.58
                          =======        =======  =======  =======  =======
Total Return                 5.36%          4.73%    6.71%    7.86%   10.16%

Ratios/Supplemental
 Data:

Net Assets, End of
 Period (in thousands)    $53,496        $43,639  $53,307  $61,835  $81,366

Ratio of Net Expenses to
 Average Net Assets          0.75% (/1/)    0.83%    0.77%    0.69%    0.61% (/1/)

Ratio of Net Investment
 Income to Average Net
 Assets                      6.10%          3.61%    6.00%    5.34%    7.13%

Portfolio Turnover Rate     53.48%         68.40%  109.91%   54.10%   37.83%

(1) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.80% and 0.63% for the years ended October 31, 1999 and 1995, respectively.

See accompanying notes to financial statements.

  TCW Galileo Total Return Mortgage-Backed Securities Fund

--------------------------------------------------------------------------------
  Institutional Class

Financial Highlights


                                  Year Ended October 31,
                         ---------------------------------------------
                          1999      1998     1997      1996     1995
                         -------  --------  -------  --------  -------
Net Asset Value per
 share, Beginning of
 Year                    $  9.76  $   9.91  $  9.56  $   9.56  $  8.95
                         -------  --------  -------  --------  -------
Income (Loss) from
 Investment Operations:
 Net Investment Income      0.62      0.84     0.75      0.68     0.72
 Net Realized and
  Unrealized Gain (Loss)
  on Investments           (0.60)    (0.07)    0.32      0.02     0.71
                         -------  --------  -------  --------  -------
  Total from Investment
   Operations               0.02      0.77     1.07      0.70     1.43
                         -------  --------  -------  --------  -------
Less Distributions:
 Distributions from Net
  Investment Income        (0.62)    (0.86)   (0.72)    (0.68)   (0.82)
 Distributions in Excess
  of Net Investment
  Income                   (0.20)    (0.01)      --     (0.02)      --
 Distributions from Net
  Realized Gains              --     (0.05)      --        --       --
                         -------  --------  -------  --------  -------
  Total Distributions      (0.82)    (0.92)   (0.72)    (0.70)   (0.82)
                         -------  --------  -------  --------  -------
Net Asset Value per
 Share, End of Year      $  8.96  $   9.76  $  9.91  $   9.56  $  9.56
                         =======  ========  =======  ========  =======
Total Return               0.20 %     8.20%  11.66%      7.69%   16.84%

Ratios/Supplemental
 Data:

Net Assets, End of
 Period (in thousands)   $90,275  $101,501  $81,442  $112,260  $80,159

Ratio of Expenses to
 Average Net Assets         0.69%     0.70%    0.67%     0.68%    0.68% (/1/)

Ratio of Net Investment
 Income to Average Net
 Assets                     6.62%     8.52%    7.77%     7.15%    7.88%

Portfolio Turnover Rate    28.07%    27.95%   16.01%    39.28%   23.76%

(1) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.69% for the year ended October 31, 1995.

See accompanying notes to financial statements.

                                                [LOGO OF TCW GALILEO FUNDS INC.]
--------------------------------------------------------------------------------
  Advisory Class

Financial Highlights


                                                       March 1, 1999
                                                          through
                                                      October 31, 1999
                                                      ----------------
Net Asset Value per Share, Beginning of Period             $ 9.40
                                                           ------

Income (Loss) from Investment Operations:

 Net Investment Income                                       0.43

 Net Realized and Unrealized (Loss) on Investments          (0.49)
                                                           ------

  Total from Investment Operations                          (0.06)
                                                           ------

Less Distributions:

 Distributions from Net Investment Income                   (0.11)
                                                           ------

  Total Distributions                                       (0.11)
                                                           ------

Net Asset Value per Share, End of Period                   $ 9.23
                                                           ======

Total Return                                                (0.69)% (/1/)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                   $   37

Ratio of Net Expenses to Average Net Assets                  1.02% (/2/)(/3/)

Ratio of Net Investment Income to Average Net Assets         7.00% (/2/)(/3/)

Portfolio Turnover Rate                                     28.07%

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's operating results.
(2) Annualized.
(3) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 in the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 722.10% for the period from March 1, 1999 (Commencement of offering of Advisory Class shares) to October 31, 1999.

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.
-------------------------------------------------------------------------
  U.S. Fixed Income

Independent Auditors' Report

To the Board of Directors and Shareholders of TCW Galileo Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Galileo Money Market Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Mortgage Backed Securities Fund, and TCW Galileo Total Return Mortgage Backed Securities Fund (the "Galileo U.S. Fixed Income Funds") (five of twenty funds comprising TCW Galileo Funds, Inc.) as of October 31, 1999 and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods ended October 31, 1999 and 1998, and the financial highlights for each of the respective periods in the periods ended October 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodians and brokers. Where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Galileo U.S. Fixed Income Funds as of October 31, 1999 and the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

December 21, 1999
Los Angeles, California

58